Putnam
Asia Pacific
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

2-28-02

[SCALE LOGO OMITTED]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/02.

During the past year, Putnam conducted a comprehensive review of its fund lineup and investment resources. Based on that review, Putnam Management proposed that a number of incubated funds be closed. After lengthy and careful consideration, the Trustees have approved the proposal. This fund is among those that will be liquidated, effective April 26, 2002.

Shareholders may exchange incubated fund shares for shares of another Putnam fund at net asset value anytime before April 24, 2002. For incubated fund shares held in retirement accounts, the exchange should not constitute a taxable event. For shares of incubated funds not held in retirement accounts, the exchange will constitute a taxable event for the 2002 tax year. Shares of incubated funds held in nonretirement accounts that are not exchanged before April 24 will be liquidated and the proceeds mailed to the address of record after April 26, 2002. We encourage you to consult your financial advisor and review your investment program in light of these changes. You may also call Putnam Preferred Access at 1-800-634-1590 for more information.

Letters providing information about the liquidation have been mailed to all shareholders of incubated Putnam funds.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2002 (Unaudited)

COMMON STOCKS (101.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (25.2%)
-------------------------------------------------------------------------------------------------------------------
              3,500 Amcor, Ltd.                                                                          $   13,675
              5,369 AMP, Ltd.                                                                                52,000
              2,200 Australia & New Zealand Banking Group, Ltd.                                              20,944
             15,940 BHP Billiton, Ltd.                                                                       96,973
              3,406 Brambles Industries, Ltd.                                                                15,993
              4,500 Cola-Cola Amatil, Ltd.                                                                   13,565
              4,520 Commonwealth Bank of Australia                                                           75,469
              2,800 CSR, Ltd.                                                                                 9,305
              6,800 Foster's Brewing Group, Ltd.                                                             16,281
              4,950 National Australia Bank, Ltd.                                                            91,415
                780 News Corporation, Ltd. (The)                                                              4,910
              2,880 News Corporation, Ltd. (The) ADR                                                         73,670
                941 Rio Tinto, Ltd.                                                                          19,428
             11,500 Telstra Corporation, Ltd.                                                                30,619
              1,200 Wesfarmers, Ltd.                                                                         19,896
              8,774 Westpac Banking Corp.                                                                    74,829
              3,500 Woolworths, Ltd.                                                                         21,889
                                                                                                      -------------
                                                                                                            650,861

China (1.2%)
-------------------------------------------------------------------------------------------------------------------
             36,000 Beijing Datang Power Gen. Company, Ltd.                                                  13,732
              8,000 China Resources Enterprise, Ltd.                                                          7,437
             40,000 China Shipping Development Co.                                                            8,616
                                                                                                      -------------
                                                                                                             29,785

Hong Kong (17.4%)
-------------------------------------------------------------------------------------------------------------------
              5,000 Cheung Kong Holdings, Ltd.                                                               41,671
             20,000 China Merchants Holdings International Company, Ltd.                                     14,874
             12,000 China Mobile, Ltd. (NON)                                                                 34,619
              7,500 CLP Holdings, Ltd.                                                                       30,196
              8,000 CNOOC, Ltd.                                                                               8,565
             14,000 Cosco Pacific, Ltd.                                                                       8,123
             20,000 Giordano International, Ltd.                                                             10,193
              2,900 Hang Seng Bank, Ltd.                                                                     31,792
             16,100 Hong Kong and China Gas Company, Ltd.                                                    22,501
              5,000 Hong Kong Electric Holdings, Ltd.                                                        18,720
              7,900 Hutchison Whampoa, Ltd.                                                                  64,322
             17,000 Johnson Electric Holdings, Ltd.                                                          19,618
             10,000 Li & Fung, Ltd.                                                                          13,463
             52,000 PetroChina Company, Ltd.                                                                  9,668
              4,000 Shanghai Industrial Holdings, Ltd.                                                        7,898
              9,000 Sun Hung Kai Properties, Ltd.                                                            64,334
              7,000 Swire Pacific, Ltd.                                                                      38,056
             20,000 Texwinca Holdings, Ltd.                                                                  11,476
                                                                                                      -------------
                                                                                                            450,089

India (5.1%)
-------------------------------------------------------------------------------------------------------------------
              3,400 Associated Cement Company, Ltd.                                                          11,419
              3,000 Bharat Heavy Electricals                                                                 10,363
                400 Dr. Reddy's Laboratories, Ltd. ADR (NON)                                                  8,676
                400 HDFC Bank, Ltd. ADR (NON)                                                                 6,440
              4,900 Hindustan Lever, Ltd.                                                                    25,144
                800 Housing Development Finance Corporation, Ltd.                                            11,205
                200 Infosys Technologies, Ltd.                                                               14,504
                600 ITC, Ltd. GDR                                                                             9,600
                600 Ranbaxy Laboratories, Ltd. GDR                                                           11,010
              1,000 Reliance Industries, Ltd. GDR 144A                                                       13,760
                800 Satyam Computer Services, Ltd. ADR                                                        9,248
                                                                                                      -------------
                                                                                                            131,369

Indonesia (1.0%)
-------------------------------------------------------------------------------------------------------------------
             30,000 PT Hanjaya Mandala Sampoerna Tbk                                                         13,314
              1,800 PT Telekomunikasi ADR                                                                    12,600
                                                                                                      -------------
                                                                                                             25,914

Malaysia (4.5%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Genting Berhad                                                                            9,789
              9,000 IJM Corp. Berhad                                                                         10,232
              5,000 IOI Corp. Berhad                                                                          6,342
              6,000 Malayan Banking Berhad                                                                   13,658
              4,000 Perusahaan Otomobil Nasional                                                             10,105
             14,400 Public Bank Berhad                                                                       11,027
              4,000 Resorts World Berhad                                                                      8,421
              6,000 Sime Darby Berhad                                                                         7,863
              4,000 Tanjong PLC                                                                               9,632
              4,000 Telekom Malaysia Berhad                                                                   9,789
              5,000 Tenneco, Inc.                                                                            13,816
              4,080 YTL Corp. Berhad                                                                          5,003
                                                                                                      -------------
                                                                                                            115,677

Philippines (1.2%)
-------------------------------------------------------------------------------------------------------------------
             47,000 Ayala Land, Inc.                                                                          6,340
              4,000 Bank of the Philippine Islands                                                            5,318
              7,000 Manila Electric Co. Class B (NON)                                                         6,569
                800 Philippine Long Distance Telephone Co. ADR                                                7,864
             40,000 SM Prime Holdings                                                                         5,318
                                                                                                      -------------
                                                                                                             31,409

Singapore (8.1%)
-------------------------------------------------------------------------------------------------------------------
              4,000 City Developments, Ltd.                                                                  14,851
              3,196 DBS Group Holdings, Ltd. 144A                                                            23,558
              7,000 Keppel Corp.                                                                             15,747
              4,250 Oversea-Chinese Banking Corporation, Ltd.                                                29,470
              4,000 Singapore Airlines, Ltd.                                                                 29,702
              1,000 Singapore Press Holdings, Ltd.                                                           11,957
              6,000 Singapore Technologies Engineering, Ltd.                                                  7,928
              6,801 United Overseas Bank, Ltd.                                                               51,616
              3,000 Venture Manufacturing, Ltd.                                                              24,079
                                                                                                      -------------
                                                                                                            208,908

South Korea (23.3%)
-------------------------------------------------------------------------------------------------------------------
                130 Cheil Communications, Inc.                                                               17,187
              1,000 Cheil Industries, Inc.                                                                   11,483
                300 CJ39 Shopping (NON)                                                                      17,564
              1,000 Daelim Industrial Co. (NON)                                                              12,087
                440 Daishin Securities Co.                                                                    8,277
                460 Humax Company, Ltd.                                                                      17,723
                700 Hyundai Mobis                                                                            13,088
                800 Hyundai Motor Company, Ltd.                                                              21,999
                100 Kangwon Land, Inc.                                                                       13,674
                914 Kookmin Bank                                                                             39,979
              1,310 Korea Electric Power Corp. (NON)                                                         21,723
                700 Korea Telecom Corp. ADR                                                                  15,610
                300 LG Chemical, Ltd. (NON)                                                                   8,431
                700 LG Electronics, Inc.                                                                     20,888
              1,100 Pohang Iron & Steel Company, Ltd. ADR                                                    30,492
                400 Samsung Electro-Mechanics Co.                                                            17,768
                670 Samsung Electronics Co., Ltd.                                                           173,612
                280 Samsung Fire & Marine Insurance                                                          13,749
              2,500 Samsung Heavy Industries (NON)                                                            9,689
                600 Samsung Securities Co., Ltd. (NON)                                                       23,298
              1,100 Seoul Semiconductor Company, Ltd.                                                         8,310
              1,050 Shinhan Financial Group Company, Ltd.                                                    14,199
                100 Shinsegae Department Store                                                               13,825
              1,980 SK Telecom Company, Ltd. ADR                                                             43,461
              2,020 Woongjin.com Company, Ltd.                                                               13,063
                                                                                                      -------------
                                                                                                            601,179

Taiwan (10.6%)
-------------------------------------------------------------------------------------------------------------------
              9,000 Advanced Semiconductor Engineering, Inc. (NON)                                            7,205
              5,500 Asustek Computer, Inc. GDR                                                               26,638
                900 Bank Sinopac (NON)                                                                          355
             19,000 China Steel Corp.                                                                         9,960
             17,176 Chinatrust Commercial Bank                                                               11,891
             10,000 Compal Electronics, Inc.                                                                 13,105
             13,760 Formosa Chemicals & Fiber Co.                                                            13,917
             12,000 Formosa Plastics Corp.                                                                   15,077
             11,000 Fubon Financial Holding Company, Ltd. (NON)                                              10,655
              5,000 Hon Hai Precision Industry                                                               22,792
             12,000 Nan Ya Plastic Corp.                                                                     10,906
              4,250 Quanta Computer, Inc.                                                                    14,651
             29,443 Taiwan Semiconductor Manufacturing Co. (NON)                                             68,784
             27,992 United Microelectronics Corp. (NON)                                                      35,648
             18,000 Yuanta Core Pacific Securities Co. (NON)                                                 12,564
                                                                                                      -------------
                                                                                                            274,148

Thailand (3.9%)
-------------------------------------------------------------------------------------------------------------------
             15,000 Advanced Info Service PCL                                                                15,625
             12,000 Bangkok Bank PCL (NON)                                                                   18,544
              2,500 BEC World PCL                                                                            14,080
                800 Land and Houses PCL (NON)                                                                 1,035
              7,000 Land and Houses PCL NVDR (NON)                                                            8,253
             21,000 National Finance PCL (NON)                                                                7,981
              1,000 Siam Cement PCL (NON)                                                                    17,216
             18,000 Siam Commercial Bank PCL (NON)                                                           11,229
             15,400 United Broadcasting Corporation PCL (NON)                                                 6,099
                                                                                                      -------------
                                                                                                            100,062

United States (0.2%)
-------------------------------------------------------------------------------------------------------------------
                300 UTStarcom, Inc. (NON)                                                                     6,075
                                                                                                      -------------
                    Total Common Stocks (cost $2,053,393)(b)                                             $2,625,476

SHORT-TERM INVESTMENT (0.8%) (a) (cost $20,690)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $20,705 Short-term investments held as collateral for
                    loaned securities with yields ranging from
                    1.74% to 1.95% and due dates ranging from
                    March 1, 2002 to March 28, 2002 (d)                                                  $   20,690
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,053,393)(b)                                               $2,646,166
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,581,338.

  (b) The aggregate identified cost on a tax basis is $2,135,497, resulting in gross unrealized appreciation and depreciation of $579,470 and $68,801, respectively, or net unrealized appreciation of $510,669.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

  (d) See footnote 1 to the financial statements.

      The fund had the following industry group concentrations greater than 10% at February 28, 2002 (as a percentage of net assets):

         Banking 20.3%
         Electronics 17.4


      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $19,779 of securities on loan
(identified cost $2,053,393) (Note 1)                                            $2,646,166
-------------------------------------------------------------------------------------------
Foreign currency (cost $31,004)                                                      30,946
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                       3,002
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  582
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                        7,019
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      5,100
-------------------------------------------------------------------------------------------
Total assets                                                                      2,692,815

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     46,558
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     21,908
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              952
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,658
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   20,690
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               19,704
-------------------------------------------------------------------------------------------
Total liabilities                                                                   111,477
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,581,338

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,621,977
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (17,782)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (615,635)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        592,778
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,581,338

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,581,338 divided by 283,589 shares)                                                $9.10
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.10) *                               $9.66
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,161)                                           $ 19,906
-------------------------------------------------------------------------------------------
Interest                                                                                 43
-------------------------------------------------------------------------------------------
Securities lending                                                                      106
-------------------------------------------------------------------------------------------
Total investment income                                                              20,055

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     12,131
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,088
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       959
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,513
-------------------------------------------------------------------------------------------
Auditing                                                                             22,620
-------------------------------------------------------------------------------------------
Legal                                                                                 1,052
-------------------------------------------------------------------------------------------
Other                                                                                    23
-------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                     (21,390)
-------------------------------------------------------------------------------------------
Total expenses                                                                       20,016
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2)
-------------------------------------------------------------------------------------------
Net expenses                                                                         20,014
-------------------------------------------------------------------------------------------
Net investment income                                                                    41
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     28,293
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,908)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     12
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        303,765
-------------------------------------------------------------------------------------------
Net gain on investments                                                             330,162
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $330,203
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                            $      41       $     (388)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                              26,385         (595,100)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies              303,777         (624,769)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                           330,203       (1,220,257)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                        (120,465)        (563,836)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   209,738       (1,784,093)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                     2,371,600        4,155,693
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $17,782 and $17,823, respectively)                             $2,581,338       $2,371,600
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
                                     Six months
                                        ended                                         For the period
Per-share                            February 28                                     March 23, 1998+
operating performance                (Unaudited)          Year ended August 31         to August 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.11       $11.78       $10.90        $5.23        $8.50
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(a)(b)        --(e)        --(e)      (.04)         .03          .06
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .99        (3.67)         .92         5.75        (3.33)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .99        (3.67)         .88         5.78        (3.27)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net investment income                --           --           --         (.03)          --
-----------------------------------------------------------------------------------------------------
In excess of net investment income        --           --           --         (.06)          --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --           --         (.02)          --
-----------------------------------------------------------------------------------------------------
Total distributions                       --           --           --         (.11)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.10        $8.11       $11.78       $10.90        $5.23
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                 12.21*      (31.15)        8.07       111.52       (38.47)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,581       $2,372       $4,156       $3,129       $1,331
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)             .82*        1.65         1.65         1.65          .73*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(b)              --(f)*     (.01)        (.34)         .35          .99*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 58.86*      227.49       288.55       234.28       202.60*
-----------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized. The fund is currently sold on a limited basis with limited assets.

  (a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction, based on average net assets, of 0.87%, 1.28%, 0.65%, 1.42% and 1.14% for the periods ended February 28, 2002, August 31, 2001, August 31, 2000,
      August 31, 1999 and August 31, 1998, respectively (Note 2).

  (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (d) Includes amounts paid through expense offset arrangements (Note 2).

  (e) Amount represents less than $0.01 per share.

  (f) Amount represents less than 0.01%.



NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)


Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (the "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin, other than Japan.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gain earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002, the value of securities loaned amounted to $19,779. The fund received cash collateral of $20,690 which is pooled with collateral of other Putnam funds into 31 issuers of high grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2002, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2001, the fund had a capital loss carryover of approximately $275,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
       $53,000    August 31, 2007
       222,000    August 31, 2009

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2002 to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2002, the fund's expenses were reduced by $2 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received no net commissions from the sale of class A shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,413,935 and $1,457,888, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     38,395            $280,219
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                38,395             280,219

Shares
repurchased                                    (47,380)           (400,684)
---------------------------------------------------------------------------
Net decrease                                    (8,985)          $(120,465)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     47,811            $434,100
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                47,811             434,100

Shares
repurchased                                   (108,012)           (997,936)
---------------------------------------------------------------------------
Net decrease                                   (60,201)          $(563,836)
---------------------------------------------------------------------------


At February 28, 2002, Putnam Investments, LLC owned 238,796 shares of the fund (84.2% of shares outstanding), valued at $2,173,044.

Note 5
Actions by Trustees

On March 15, 2002 the Trustees approved, in principle, the liquidation of Putnam Asia Pacific Fund II. The closing is scheduled to occur in April 2002.

FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Justin Scott
Vice President

Omid Kamshad
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Asia Pacific Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


                                                79261 2IB 4/02


Putnam
Equity
Fund 2000

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

After a year of negative economic and market news, capped by the traumatic events of September 11 and the Enron collapse, Putnam Equity Fund 2000 closed the books on fiscal 2002 with a loss. The management team will explain in the following pages the reasons for the loss and their plans for the future on the following pages.

The management team's discussion will provide you with a good understanding of what has been driving your fund's performance. As you read, you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

As you may already know, during the past year Putnam conducted a comprehensive review of its fund lineup and investment resources. Based on that review, Putnam Management proposed and the Trustees voted, after careful consideration, to close several incubated funds. Your fund is scheduled for liquidation, details of which are explained on page 7.

We know that Putnam Investments values its relationship with you and its other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 11, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Specialty Growth Team

Although the 2002 fiscal year for Putnam Equity Fund 2000 was difficult, it ended on an up note, with the U.S. economy appearing to be on the road to recovery. During the first seven months of the fiscal year, the United States was in recession, growth stocks were out of favor, and formerly leading sectors, namely technology and telecommunications, continued to see large declines. Due in part to its initial overweighting in technology stocks in the first half of the period, your fund underperformed its benchmark, the Russell 2000 Growth Index. By the middle of the summer, the fund's technology weighting had been reduced significantly. As the year drew to a close, the fund's aggressive-growth holdings rebounded, showing strong gains in the fourth quarter of 2001. Thus, while the fund's performance for the year was disappointing, we believe the growth potential for small- and mid-cap growth stocks remains strong as the economy recovers.

Total return for 12 months ended 2/28/02

       Net asset value       Public offering price
-----------------------------------------------------------------------
           -19.51%                -24.21%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods begins on page 9.

* FUND PERFORMANCE REFLECTED A DIFFICULT AND VOLATILE YEAR

Throughout most of the fund's fiscal year, the U.S. stock market was volatile, both before and after the tragic events of September 11. Since the economic slowdown began in the fall of 2000, the sluggish U.S. economy has been particularly unkind to growth stocks. The stocks that had had the strongest performance during the bull market in the latter 1990s -- primarily those in the technology and telecommunications sectors -- have been hit the hardest in the past two years.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                     14.0%

Electronics                11.0%

Health care
services                    8.2%

Software                    7.7%

Biotechnology               6.2%

Footnote reads:
*Based on net assets as of 2/28/02. Holdings will vary over time.


In March 2001, the U.S. economy officially entered recession, according to the National Bureau of Economic Research, and the effects had a large impact on business spending (which was responsible for much of the growth in the latter 1990s), consumer behavior, and investor psychology. As profit reports came out in the second and third quarters, many accompanied by "pre-announcement" warnings of poor profits (especially for growth companies), investors came to expect that a turnaround would come much later than previously expected. Consequently, many sought refuge in less volatile sectors, including value stocks, and in fixed-income securities, especially Treasuries.

In the fourth quarter of 2001, however, the market environment strengthened. All sectors -- small cap, large cap, growth, and value -- benefited from the rally, which came on the heels of one of the market's worst weeks ever in late September, after the events of September 11. This sell-off, many analysts believe, accelerated the market's correction and was the catalytic event that once again enabled investors to see value in equities. During the fourth quarter, military success in Afghanistan, positive news about the U.S. economy, and a sharp decline in the bond markets in November and December helped boost stock prices dramatically, especially growth stocks. Although the returns for the preceding seven months still caused negative returns for the year, these strong fourth-quarter returns were encouraging.

The first two months of 2002 have seen much greater volatility, which many analysts believe may represent a "trading range," or technical platform from which a more solid base of growth may result. Essentially, investors have been uncertain about the strength and timing of the economic recovery, and large swings in the major equity indexes have reflected this uncertainty. After the close of the reporting period, in the first few weeks of March, several reports were issued indicating strength in the economy, and the equity markets responded with vigor.

* FUND BECAME MORE DIVERSIFIED DURING THE YEAR

While we remain committed to our belief that technology companies are an important part of the economy, and that businesses will have to keep spending on technology to be competitive, we did reduce the fund's weighting in technology considerably in the first half of the year. Telecommunications was another area that drove performance for several years but which contributed significantly to declines in the stock market, the high-yield bond market, and in your fund's performance at the end of 2000 and into 2001. By the middle of 2001, we had eliminated nearly all of the fund's telecommunications holdings.

In the second half of the year, we invested in other sectors that helped diversify the portfolio and which, we believe, show strong potential for growth. For example, we increased the fund's weighting in energy, as natural gas prices came under significant pressure, resulting in attractive valuations for energy stocks. Since energy prices are fairly volatile and can move dramatically, we believe it makes sense to invest in energy stocks during a cyclical low point. We also focused on consumer cyclicals, increasing these holdings during the period. Discount retailers were particularly attractive, including companies such as Family Dollar and Dollar Tree. AutoZone, a highly successful auto parts and accessory retailer, was a particularly strong performer during the period.

* A BRIGHTER YEAR EXPECTED IN 2002 FOR GROWTH STOCKS

In the past several years, we have seen the global economy become much more competitive. In a disinflationary, or low inflation environment such as we are in currently (and which is forecast for the next few years), it will be much harder for large companies to raise prices and drive revenue and earnings growth. We believe there are opportunities for growth in the smaller- and mid-cap sectors of the market for several reasons. First, firms in this size range can take away market share from larger companies by developing new products and services. Secondly, they can realize strong revenue and earnings growth (hence, boosting their stock price) simply because they have a much smaller base to start from. Third, smaller growth stocks are attractively valued right now, particularly considering how low interest rates are (equity investments typically perform well in a low-interest-rate environment). And finally, with the passing of the technology-led growth stock bubble, growth stock portfolios are now much more balanced. Opportunities for growth exist in a variety of sectors, instead of being dominated by two key areas.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Lamar Advertising Co.
Advertising and marketing services

Marvell Technology Group, Ltd.
(Bermuda)
Electronics

Dollar Tree Stores, Inc.
Retail

Caremark Rx, Inc.
Health care services

Career Education Corp.
Schools

QLogic Corp.
Computers

Bed Bath & Beyond, Inc.
Retail

Emulex Corp.
Computers

CDW Computer Centers, Inc.
Commercial and consumer services

Invitrogen Corp.
Biotechnology

Footnote reads:
These holdings represent 17.2% of the fund's net assets as of 2/28/02. Portfolio holdings will vary over time.


It is important to realize that, although we are expecting a recovery for the economy and for growth stocks in 2002, the ride may continue to be bumpy. However, history has shown that over long periods of time, growth stocks have provided strong returns. As always, we encourage investors to maintain a long-term horizon, and keep their portfolios well diversified, with aggressive-growth investments as an important, but not exclusive, part of an overall financial plan.

While this fund is, regrettably, ceasing operations, the knowledge that its management team has gained through its extensive research and focus on small and midsize growth companies will continue to contribute to the management of other Putnam growth funds. We hope to be able to continue to help shareholders work toward their financial goals in that capacity.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase risk of greater price fluctuations.

During the past year, Putnam conducted a comprehensive review of its fund lineup and investment resources. Based on that review, Putnam Management proposed that a number of incubated funds be closed. After lengthy and careful consideration, the Trustees have approved the proposal. This fund is among those that will be liquidated, effective April 26, 2002.

Shareholders may exchange incubated fund shares for shares of another Putnam fund at net asset value anytime before April 24, 2002. For incubated fund shares held in retirement accounts, the exchange should not constitute a taxable event. For shares of incubated funds not held in retirement accounts, the exchange will constitute a taxable event for the 2002 tax year. Shares of incubated funds held in nonretirement accounts that are not exchanged before April 24 will be liquidated and the proceeds mailed to the address of record after April 26, 2002. We encourage you to consult your financial advisor and review your investment program in light of these changes. You may also call Putnam Preferred Access at 1-800-634-1590 for more information.

Letters providing information about the liquidation have been mailed to all shareholders of incubated Putnam funds.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Fund 2000 invests in small companies with a focus on fast-growing companies.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                                         Russell 2000      Consumer
                     NAV         POP     Growth Index     price index
-------------------------------------------------------------------------------
1 year             -19.51%     -24.21%     -12.22%           1.02%
-------------------------------------------------------------------------------
Life of fund
(since 7/25/00)    -49.53      -52.44      -35.22            3.01
Annual average     -34.88      -37.26      -23.78            1.89
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares Performance assumes reinvestment of distributions and does not account for taxes. Returns reflect the current maximum initial sales charge of 5.75%. During the period, this fund was sold on a limited basis and had limited assets. Performance data reflect an expense limitation currently in effect, without which total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 2/28/02

-------------------------------------------------------------------------------
Distributions*
-------------------------------------------------------------------------------
Share value:                                  NAV            POP
-------------------------------------------------------------------------------
2/28/01                                     $5.33          $5.66
-------------------------------------------------------------------------------
2/28/02                                      4.29           4.55
-------------------------------------------------------------------------------

* The fund did not make any distributions during the period.

TOTAL RETURN FOR PERIODS ENDED 3/31/02(most recent calendar quarter)

                                             NAV            POP
-------------------------------------------------------------------------------
1 year                                       4.76%         -1.28%
-------------------------------------------------------------------------------
Life of fund
(since 7/25/00)                            -45.65         -48.78
Annual average                             -30.35         -32.76
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/25/00

              Fund's class A            Russell 2000             Consumer price
Date           shares at POP            Growth Index                 index

7/25/00            9,425                   10,000                   10,000
8/31/00            9,956                   10,433                    9,994
11/30/00           5,931                    7,456                   10,081
2/28/01            5,909                    7,380                   10,197
5/31/01            5,887                    7,705                   10,272
8/31/01            4,856                    6,787                   10,272
11/30/01           4,956                    6,761                   10,278
2/28/02           $4,756                   $6,478                  $10,301

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Russell 2000 Growth Index* is an unmanaged index of those companies in the Russell 2000 chosen for their growth orientation.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Putnam Funds Trust and
Shareholders of Putnam Equity Fund 2000
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Equity Fund 2000 (the "fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at February 28, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

The Trustees have approved a plan of liquidation for the fund as described in Note 6.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 8, 2002




THE FUND'S PORTFOLIO
February 28, 2002

COMMON STOCKS (95.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (2.3%)
-------------------------------------------------------------------------------------------------------------------
              1,390 Lamar Advertising Co. (NON)                                                       $      55,447

Aerospace and Defense (0.9%)
-------------------------------------------------------------------------------------------------------------------
                205 L-3 Communications Holdings, Inc. (NON)                                                  22,519

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
                520 Southwest Airlines Co.                                                                   10,977

Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------------
                240 Gentex Corp. (NON)                                                                        7,286

Banking (2.0%)
-------------------------------------------------------------------------------------------------------------------
                290 Greater Bay Bancorp                                                                       9,237
                110 North Fork Bancorporation, Inc.                                                           3,804
                540 TCF Financial Corp.                                                                      27,756
                140 Zions Bancorporation                                                                      7,399
                                                                                                      -------------
                                                                                                             48,196

Biotechnology (6.2%)
-------------------------------------------------------------------------------------------------------------------
                190 Celgene Corp. (NON)                                                                       4,957
                290 Gilead Sciences, Inc. (NON)                                                              20,433
                225 IDEC Pharmaceuticals Corp. (NON)                                                         14,135
                645 ILEX Oncology, Inc. (NON)                                                                 9,630
                520 InterMune, Inc. (NON)                                                                    18,881
                820 Invitrogen Corp. (NON)                                                                   37,425
                970 Ligand Pharmaceuticals, Inc. Class B (NON)                                               13,929
                360 QIAGEN NV (Netherlands) (NON)                                                             5,508
                710 Scios, Inc. (NON)                                                                        14,193
                 80 Trimeris, Inc. (NON)                                                                      3,056
                200 Trimeris, Inc. 144A (NON)                                                                 7,640
                                                                                                      -------------
                                                                                                            149,787

Broadcasting (5.7%)
-------------------------------------------------------------------------------------------------------------------
                435 Entercom Communications Corp. (NON)                                                      22,276
              1,340 Hispanic Broadcasting Corp. (NON)                                                        34,934
              1,210 Radio One, Inc. Class D (NON)                                                            21,478
                795 Univision Communications, Inc. Class A (NON)                                             32,786
                680 Westwood One, Inc. (NON)                                                                 24,324
                                                                                                      -------------
                                                                                                            135,798

Commercial and Consumer Services (4.2%)
-------------------------------------------------------------------------------------------------------------------
                710 CDW Computer Centers, Inc. (NON)                                                         37,488
                356 Corporate Executive Board Co. (The) (NON)                                                11,218
                595 eBay, Inc. (NON)                                                                         30,970
                500 TMP Worldwide, Inc. (NON)                                                                13,960
                205 Weight Watchers International, Inc. (NON)                                                 7,390
                                                                                                      -------------
                                                                                                            101,026

Communications Equipment (0.4%)
-------------------------------------------------------------------------------------------------------------------
                655 Extreme Networks, Inc. (NON)                                                              4,120
                430 Riverstone Networks, Inc. (NON)                                                           1,643
              1,620 Sonus Networks, Inc. (NON)                                                                4,293
                                                                                                      -------------
                                                                                                             10,056

Computers (5.1%)
-------------------------------------------------------------------------------------------------------------------
                670 Brocade Communications Systems, Inc. (NON)                                               14,720
                220 Concurrent Computer Corp. (NON)                                                           2,202
              1,160 Emulex Corp. (NON)                                                                       37,654
              1,475 McDATA Corp. Class A (NON)                                                               23,246
                435 Network Appliance, Inc. (NON)                                                             6,956
              1,025 QLogic Corp. (NON)                                                                       38,181
                                                                                                      -------------
                                                                                                            122,959

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
                480 AmeriCredit Corp. (NON)                                                                  11,208

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
                200 Willis Group Holdings, Ltd. (United Kingdom) (NON)                                        5,398

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
                370 Power-One, Inc. (NON)                                                                     2,601

Electronics (10.9%)
-------------------------------------------------------------------------------------------------------------------
                855 Alpha Industries, Inc. (NON)                                                             13,176
              1,770 Applied Micro Circuits Corp. (NON)                                                       13,611
                210 Brooks Automation, Inc. (NON)                                                             9,192
                200 Celestica, Inc. (Canada) (NON)                                                            6,580
              1,435 Centillium Communications, Inc. (NON)                                                    13,963
                900 DDi Corp. (NON)                                                                           8,586
              1,085 Exar Corp. (NON)                                                                         19,899
              2,260 Finisar Corp. (NON)                                                                      13,786
              1,075 Integrated Device Technology, Inc. (NON)                                                 27,488
                345 Intersil Corp. Class A (NON)                                                              9,570
                230 Jabil Circuit, Inc. (NON)                                                                 4,290
              1,520 Marvell Technology Group, Ltd. (Bermuda) (NON)                                           46,649
                780 PMC - Sierra, Inc. (NON)                                                                 11,396
                940 RF Micro Devices, Inc. (NON)                                                             14,702
                330 Sanmina Corp. (NON)                                                                       3,350
                465 Semtech Corp. (NON)                                                                      14,034
                930 Silicon Laboratories, Inc. (NON)                                                         24,199
                240 Varian Semiconductor Equipment (NON)                                                      8,165
                                                                                                      -------------
                                                                                                            262,636

Energy (3.0%)
-------------------------------------------------------------------------------------------------------------------
                530 BJ Services Co. (NON)                                                                    17,570
                595 ENSCO International, Inc.                                                                15,155
                410 GlobalSantaFe Corp.                                                                      11,337
                490 Nabors Industries, Inc. (NON)                                                            17,380
                230 National-Oilwell, Inc. (NON)                                                              4,809
                 80 Smith International, Inc. (NON)                                                           5,172
                                                                                                      -------------
                                                                                                             71,423

Entertainment (0.3%)
-------------------------------------------------------------------------------------------------------------------
                190 International Speedway Corp. Class A                                                      8,349

Food (0.6%)
-------------------------------------------------------------------------------------------------------------------
                390 Krispy Kreme Doughnuts, Inc. (NON)                                                       14,422

Health Care Services (8.2%)
-------------------------------------------------------------------------------------------------------------------
                665 Accredo Health, Inc. (NON)                                                               34,347
                815 AdvancePCS (NON)                                                                         26,015
              2,210 Caremark Rx, Inc. (NON)                                                                  38,565
                655 Community Health Systems, Inc. (NON)                                                     14,607
                630 Health Management Assoc., Inc. (NON)                                                     11,120
                100 Henry Schein, Inc. (NON)                                                                  4,301
                260 LifePoint Hospitals, Inc. (NON)                                                           8,538
                530 Pediatrix Medical Group, Inc. (NON)                                                      20,485
                625 Pharmaceutical Product Development, Inc. (NON)                                           19,475
                245 Province Healthcare Co. (NON)                                                             6,892
                180 Quest Diagnostics, Inc. (NON)                                                            12,764
                                                                                                      -------------
                                                                                                            197,109

Investment Banking/Brokerage (2.5%)
-------------------------------------------------------------------------------------------------------------------
                235 BlackRock, Inc. (NON)                                                                    10,458
                235 Eaton Vance Corp.                                                                         8,977
                430 Federated Investors, Inc.                                                                13,579
                660 T Rowe Price Group, Inc.                                                                 26,275
                                                                                                      -------------
                                                                                                             59,289

Lodging/Tourism (1.5%)
-------------------------------------------------------------------------------------------------------------------
              1,280 Extended Stay America, Inc. (NON)                                                        21,606
                300 Four Seasons Hotels, Inc. (Canada)                                                       14,979
                                                                                                      -------------
                                                                                                             36,585

Manufacturing (0.5%)
-------------------------------------------------------------------------------------------------------------------
                240 Roper Industries, Inc.                                                                   11,220

Medical Technology (4.2%)
-------------------------------------------------------------------------------------------------------------------
                580 Apogent Technologies, Inc. (NON)                                                         13,926
                657 Charles River Laboratories International, Inc. (NON)                                     19,487
              1,270 Cytyc Corp. (NON)                                                                        29,794
                 92 Respironics, Inc. (NON)                                                                   2,705
                340 Varian Medical Systems, Inc. (NON)                                                       13,729
                620 Zimmer Holdings, Inc. (NON)                                                              22,171
                                                                                                      -------------
                                                                                                            101,812

Oil & Gas (0.5%)
-------------------------------------------------------------------------------------------------------------------
                370 Noble Drilling Corp. (NON)                                                               13,035

Pharmaceuticals (3.9%)
-------------------------------------------------------------------------------------------------------------------
                290 Andrx Group (NON)                                                                         9,701
                195 Cephalon, Inc. (NON)                                                                     11,369
                140 Enzon, Inc. (NON)                                                                         6,146
                740 King Pharmaceuticals, Inc. (NON)                                                         22,984
                440 Medicis Pharmaceutical Corp. Class A (NON)                                               24,636
                800 Shire Pharmaceuticals Group PLC ADR
                    (United Kingdom) (NON)                                                                   19,024
                                                                                                      -------------
                                                                                                             93,860

Restaurants (1.1%)
-------------------------------------------------------------------------------------------------------------------
                445 Applebee's International, Inc.                                                           16,056
                190 P.F. Chang's China Bistro, Inc. (NON)                                                    11,197
                                                                                                      -------------
                                                                                                             27,253

Retail (14.0%)
-------------------------------------------------------------------------------------------------------------------
                115 99 Cents Only Stores (NON)                                                                3,922
                190 American Eagle Outfitters, Inc. (NON)                                                     4,744
                450 AutoZone, Inc. (NON)                                                                     29,862
                440 Barnes & Noble, Inc. (NON)                                                               13,636
              1,140 Bed Bath & Beyond, Inc. (NON)                                                            38,076
                190 Borders Group, Inc. (NON)                                                                 4,064
                405 Chico's FAS, Inc. (NON)                                                                  13,705
                410 Circuit City Stores-Circuit City Group                                                    7,331
                690 Coach, Inc. (NON)                                                                        34,403
                501 Columbia Sportswear Co. (NON)                                                            15,240
              1,420 Dollar Tree Stores, Inc. (NON)                                                           45,497
                635 Family Dollar Stores, Inc.                                                               20,853
                490 Foot Locker, Inc. (NON)                                                                   8,085
                208 Hot Topic, Inc. (NON)                                                                     4,820
                660 O'Reilly Automotive, Inc. (NON)                                                          21,813
                590 Office Depot, Inc. (NON)                                                                 11,216
                230 Ross Stores, Inc.                                                                         8,294
                840 Staples, Inc. (NON)                                                                      16,523
                190 Tiffany & Co.                                                                             6,234
                831 Too, Inc. (NON)                                                                          25,728
                 70 Williams-Sonoma, Inc. (NON)                                                               3,175
                                                                                                      -------------
                                                                                                            337,221

Schools (3.2%)
-------------------------------------------------------------------------------------------------------------------
                280 Apollo Group, Inc. Class A (NON)                                                         13,594
              1,035 Career Education Corp. (NON)                                                             38,285
              1,740 SmartForce PLC ADR (NON)                                                                 23,925
                                                                                                      -------------
                                                                                                             75,804

Semiconductor (3.4%)
-------------------------------------------------------------------------------------------------------------------
                385 Credence Systems Corp. (NON)                                                              6,037
                300 KLA-Tencor Corp. (NON)                                                                   17,373
                970 LAM Research Corp. (NON)                                                                 20,991
                555 LTX Corp. (NON)                                                                          11,988
                570 Novellus Systems, Inc. (NON)                                                             24,276
                                                                                                      -------------
                                                                                                             80,665

Software (7.1%)
-------------------------------------------------------------------------------------------------------------------
                133 Activision, Inc. (NON)                                                                    3,798
                215 Advent Software, Inc. (NON)                                                              10,430
                480 Cognos, Inc. (Canada) (NON)                                                              12,235
                290 Documentum, Inc. (NON)                                                                    5,171
                185 Electronic Arts, Inc. (NON)                                                               9,957
              2,150 Informatica Corp. (NON)                                                                  19,544
                380 Internet Security Systems, Inc. (NON)                                                     9,010
                555 Interwoven, Inc. (NON)                                                                    3,480
              1,450 Manugistics Group, Inc. (NON)                                                            18,792
                320 Netegrity, Inc. (NON)                                                                     3,949
                210 NETIQ Corp. (NON)                                                                         4,557
                750 Network Associates, Inc. (NON)                                                           17,790
                684 Quest Software, Inc. (NON)                                                               12,216
                249 Seebeyond Technology Corp. (NON)                                                          2,266
                320 VERITAS Software Corp. (NON)                                                             11,357
              1,520 webMethods, Inc. (NON)                                                                   26,130
                                                                                                      -------------
                                                                                                            170,682

Technology Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
                270 BISYS Group, Inc. (The) (NON)                                                             8,500
                150 Keane, Inc. (NON)                                                                         2,400
                860 KPMG Consulting, Inc. (NON)                                                              15,076
                                                                                                      -------------
                                                                                                             25,976

Telecommunications (0.8%)
-------------------------------------------------------------------------------------------------------------------
                340 CenturyTel, Inc.                                                                         11,288
              1,320 Time Warner Telecom, Inc. Class A (NON)                                                   7,524
                                                                                                      -------------
                                                                                                             18,812
                                                                                                      -------------
                    Total Common Stocks (cost $2,132,614)                                             $   2,289,411

CONVERTIBLE PREFERRED STOCKS (3.7%) (a) (NON) (RES)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                834 Bowstreet, Inc. Ser. D, $0.84 cum. cv. pfd.
                    (acquired 10/25/00, cost $10,008)                                                 $       2,085
             40,976 Celox Networks, Inc. Ser. C, 9.00% cum.
                    cv. pfd (acquired 4/16/01, cost $44,500)                                                 36,878
                928 Centerpoint Broadband Technologies, Inc.
                    Ser. D, $0.86 cv. pfd. (acquired 10/19/00,
                    cost $10,004)                                                                             1,856
              7,242 Convergent Networks, Inc. Ser. D, zero %
                    cv. pfd. (acquired 9/19/00, cost $118,407)                                               17,960
              2,059 Epicentric, Inc. Ser. D, $0.381 cv. pfd.
                    (acquired 3/7/01, cost $9,801)                                                            9,801
              1,000 Lightwave Microsystems Corp. Ser. G,
                    $0.80 cv. pfd. (acquired 10/19/00,
                    cost $10,000)                                                                             3,000
              1,230 MarketSoft Software Corp. Ser. D, zero %
                    cv. pfd. (acquired 12/07/00, cost $6,002)                                                 3,383
              2,942 NuTool, Inc. Ser. C, $0.27 cv. pfd.
                    (acquired 11/15/00, cost $10,003)                                                        11,503
                618 Vivace Networks, Inc. Ser. C, $0.583
                    cv. pfd. (acquired 9/7/00, cost $6,007)                                                   1,805
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $224,732)                                                                   $      88,271

CORPORATE BONDS AND NOTES (1.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            65,000 Metromedia Fiber Network, Inc. sr. notes
                    10s, 2009 (DEF)                                                                   $      16,250
            160,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 6/1/04),
                    2009 (STP) (DEF)                                                                         11,200
                                                                                                      -------------
                    Total Corporate Bonds and Notes
                    (cost $38,699)                                                                    $      27,450
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,396,045) (b)                                           $   2,405,132
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,405,673.

  (b) The aggregate identified cost on a tax basis is $2,578,570, resulting in gross unrealized appreciation and depreciation of $161,490 and $334,928, respectively, or net unrealized depreciation of $173,438.

(DEF) Issuer is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2002 was $88,271 or 3.7% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,396,045) (Note 1)                                            $2,405,132
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,508
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,924
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         48
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       75,003
-------------------------------------------------------------------------------------------
Total assets                                                                      2,483,615

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     27,856
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     16,879
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              269
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,125
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          577
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               29,229
-------------------------------------------------------------------------------------------
Total liabilities                                                                    77,942
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,405,673

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                         $5,362,927
-------------------------------------------------------------------------------------------
Accumulated net investment loss                                                     (14,247)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                             (2,952,094)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            9,087
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,405,673

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per Class A share
($2,405,673 divided by 560,200 shares)                                                $4.29
-------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $4.29)*                                $4.55
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended February 28, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                          $   7,507
-------------------------------------------------------------------------------------------
Dividends                                                                               797
-------------------------------------------------------------------------------------------
Total investment income                                                               8,304

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     36,871
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        6,328
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    2,108
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         30
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                 800
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               6,030
-------------------------------------------------------------------------------------------
Auditing                                                                             25,005
-------------------------------------------------------------------------------------------
Legal                                                                                 3,799
-------------------------------------------------------------------------------------------
Other                                                                                 1,123
-------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                     (34,143)
-------------------------------------------------------------------------------------------
Total expenses                                                                       47,951
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,253)
-------------------------------------------------------------------------------------------
Net expenses                                                                         46,698
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (38,394)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (1,412,866)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          618,869
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (793,997)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(832,391)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                     July 25, 2000
                                                                     Year ended      (commencement
                                                                   February 28,  of operations) to
                                                                           2002  February 28, 2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                 $   (38,394)       $   (21,178)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (1,412,866)        (1,539,228)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                          618,869           (609,782)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
from operations                                                        (832,391)        (2,170,188)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                  (669,336)         4,077,588
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (1,501,727)         1,907,400

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                            3,907,400          2,000,000
--------------------------------------------------------------------------------------------------
End of year (including accumulated net
investment loss of $14,247 and $--, respectively)                    $2,405,673         $3,907,400
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------
                                       Year     For the period
Per-share                              ended    July 25, 2000+
operating performance               February 28  February 28
--------------------------------------------------------------
                                        2002         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $5.33        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)(b)              (.05)        (.03)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.99)       (3.14)
--------------------------------------------------------------
Total from
investment operations                  (1.04)       (3.17)
--------------------------------------------------------------
Net asset value,
end of period                          $4.29        $5.33
--------------------------------------------------------------
Total return at
net asset value (%)(c)                (19.51)      (37.29)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,406       $3,907
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)            1.30          .78*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)           (1.04)        (.50)*
--------------------------------------------------------------
Portfolio turnover (%)                169.71        76.47*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended
    February 28, 2002 and February 28, 2001 reflect a reduction of 0.93% and
    0.67% based on average net assets per class A share, respectively (Note
    2).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2002

Note 1
Significant accounting policies

Putnam Equity Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing mainly in common stocks of small and midsize U.S. companies, with a focus on growth stocks which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC believes are fast-growing with earnings that are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended February 28, 2002, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 28, 2002, the fund had a capital loss carryover of approximately $2,684,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $  268,000    February 28, 2009
     2,416,000    February 28, 2010

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals and net operating loss. For the year ended February 28, 2002, the fund reclassified $24,147 to decrease accumulated net investment loss and $24,147 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized offering costs The offering costs of $2,000 have been fully amortized on a straight line basis over a twelve month period as of February 28, 2002. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2003, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended February 28, 2002, the fund's expenses were reduced by $1,253 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the year ended February 28, 2002, Putnam Retail Management, acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended February 28, 2002, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the year ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,039,417 and $6,550,491, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Year ended February 28, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    190,163         $   907,429
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               190,163             907,429

Shares
repurchased                                   (362,492)         (1,576,765)
---------------------------------------------------------------------------
Net decrease                                  (172,329)        $  (669,336)
---------------------------------------------------------------------------

                                              For the period July 25, 2000
                                                          (commencement of
                                                            operations) to
                                                         February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    674,430         $ 5,185,548
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               674,430           5,185,548

Shares
repurchased                                   (177,195)         (1,107,960)
---------------------------------------------------------------------------
Net increase                                   497,235         $ 4,077,588
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to July 25, 2000 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam, LLC on July 24, 2000.

At February 28, 2002, Putnam, LLC owned 235,294 shares of the fund (42.0% of shares outstanding), valued at $1,011,764.

Note 6
Actions by Trustees

On March 15, 2002, the Trustees approved, in principle, the liquidation of Putnam Equity Fund 2000. The closing is scheduled to occur in April 2002.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.




TRUSTEES

Name, Address,1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the University of Chicago Board of
                                   foundation dedicated          Governors for Argonne National
                                   to reducing the threat        Laboratory, the Board of Directors
                                   of weapons of mass            of the Environment and Natural
                                   destruction)                  Resources Program Steering
                                                                 Committee, John F. Kennedy School
                                                                 of Government, Harvard University.
                                                                 Until 2001, Mr. Curtis was a
                                                                 Member of the Department of
                                                                 Defense's Policy Board and Director
                                                                 of EG&G Technical Services, Inc.
                                                                 (fossil energy research and
                                                                 development support) and prior to
                                                                 May 1997, Mr. Curtis was Deputy
                                                                 Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company).

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group (a
Trustee since 1997                 Killian Professor of          UK-based holding company with
                                   Economics and                 interests in electric power and
                                   Management and                telecommunications networks),
                                   Director of the Center        and the Whitehead Institute for
                                   for Energy and                Biomedical Research (a non-profit
                                   Environmental Policy          research institution). President of the
                                   Research, Massachusetts       Yale University Council. Prior to
                                   Institute of Technology       March 2000 and September 1998,
                                                                 Dr. Joskow was a Director of New
                                                                 England Electric System (a public
                                                                 utility holding company) and a
                                                                 consultant to National Economic
                                                                 Research Associates, respectively.

Elizabeth T. Kennan                President Emeritus of         Chairman, Cambus-Kenneth
(2/25/38),                         Mount Holyoke College         Bloodstock (a limited liability
Trustee since 1992                                               company involved in thoroughbred
                                                                 horse breeding and farming),
                                                                 Director, Northeast Utilities, and
                                                                 Talbots (a distributor of women's
                                                                 apparel). Trustee of Centre College,
                                                                 Trustee of Notre Dame University,
                                                                 and Member of the Oversight
                                                                 Committee of Folger Shakespeare
                                                                 Library.  Prior to September 2000,
                                                                 June 2000, and November 1999,
                                                                 Dr. Kennan was a Director of
                                                                 Chastain Real Estate, Bell Atlantic,
                                                                 and Kentucky Home Life
                                                                 Insurance, respectively.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              The Liberty Corporation (a company
Trustee since 1997                 (a limited liability          engaged in the broadcasting
                                   company engaged in            industry), and Progress Energy, Inc.
                                   timber and farming)           (a utility company, formerly known
                                                                 as Carolina Power & Light). Prior to
                                                                 October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust).

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 and Norske Canada, Inc. (paper
                                                                 manufacturer). Prior to July 2001
                                                                 and October 1999, Mr. Stephens was
                                                                 Chairman of Mail-Well (printing
                                                                 and envelope company) and
                                                                 MacMillan-Bloedel (forest products
                                                                 company), respectively.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
                                   Investments, LLC,             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)
                                   and New Generation
                                   Advisers, Inc.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Prior to May 2000 and
                                                                 November 1999, Mr. Smith was
                                                                 Chairman and CEO, respectively, of
                                                                 Marsh & McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of February 28, 2002,
  there were 123 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser, and
  Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam Management and Putnam Retail Management. George Putnam, III, is the
  President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President,
  Chief Executive Officer, and a Director of Putnam Investments, LLC, and Putnam Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of Marsh &
  McClennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of
  Marsh & McClennan Companies, Inc.




OFFICERS

Name, Address, 1 Date of Birth,    Length of Service
Position(s) Held with Fund         with the Fund                 Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 2000                    Managing Director, Putnam Investments,
Executive Vice President,                                        LLC and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 2000                    Senior Vice President, Putnam
(12/1/46),                                                       Investments, LLC and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments, LLC
Principal Accounting
Officer

Gordon H. Silver (7/3/47),         Since 2000                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Ian Ferguson (7/3/57),             Since 2000                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Brett C. Browchuk                  Since 2000                    Managing Director of Putnam Investments,
(2/27/63), Vice President                                        LLC and Putnam Management

Richard G. Leibovitch              Since 2000                    Managing Director of Putnam Investments,
(10/31/63), Vice President                                       LLC and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 2000                    Managing Director, Putnam Investments,
(8/25/54),                                                       LLC, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 2000                    Senior Vice President, Putnam
(6/11/39),                                                       Investments, LLC and Putnam Management
Vice President

Daniel L. Miller                   Since 2000                    Managing Director of Putnam Management
(8/17/57), Vice President

Stephen M. Oristaglio              Since 2000                    Senior Managing Director of Putnam
(8/21/55),                                                       Management. Prior to July 1998, Managing
Vice President                                                   Director at Swiss Bank Corp.

Eric M. Wetlaufer (4/13/62),       Since 2001                    Managing Director of Putnam Management.
Vice President                                                   Prior to November 1997, Managing
                                                                 Director and Portfolio Manager, Cadence
                                                                 Capital Management
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Eric M. Wetlaufer
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President




This report is for the information of shareholders of Putnam International Blend Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


79270  2SX  4/02

Putnam
High Yield
Trust II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

After a semiannual period marked by negative economic and market news, beginning with the traumatic events of September 11 and climaxing with the Enron collapse, Putnam High Yield Trust II closed its books with a loss. The management team will explain in the following pages the reasons for the loss and discuss expectations for the future.

The management team's discussion will provide you with a good understanding of what has been driving your fund's performance. As you read, you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

In addition, after lengthy discussions and working sessions between Management and the Board of Trustees, your Trustees have agreed to recommend the mergers of several funds in order to provide shareholders with more focused products. Your fund has been proposed for merger into Putnam High Yield Trust, which has a similar investment objective and strategy. For more details, see page 6.

We know that Putnam Investments values its relationship with you and its other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
April 11, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income High-Yield Team

High-yield bonds endured a volatile six months ended February 28, 2002 -- the first half of the 2002 fiscal year for Putnam High Yield Trust II -- largely due to the severe downdraft caused by the terrorist attacks of September 11, 2001. The high-yield market recovered from that point, but not enough to finish the six-month period on the positive side of the ledger. While your fund's returns show a modest loss for the period, its results were ahead of the average for its Lipper category -- which indicates to us that our strategies have been effective in limiting losses throughout this turbulent period. See page 7 for more details.

Total return for 6 months ended 2/28/02

      Class A        Class B         Class C         Class M
    NAV    POP      NAV   CDSC      NAV  CDSC      NAV    POP
-----------------------------------------------------------------------
  -0.82%  -5.52%  -1.19% -5.86%   -1.19% -2.12%   -0.95% -4.23%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* STRATEGY SHIFT HELPED PERFORMANCE AFTER SEPTEMBER 11

The events of September 11 further challenged a high-yield market that was already enduring a difficult stretch. Even though the Federal Reserve Board aggressively cut short-term interest rates in order to support growth, corporate earnings remained weak, negatively affecting both stocks and the equity-sensitive high-yield market. Nevertheless, high-yield bond prices steadied in October and enjoyed a significant rally in November. Since that time, the environment has been mixed. Signs suggest that the economy is recovering and defaults may be poised to decline. However, corporate securities have recently felt the impact of the Enron bankruptcy, as investors looked even more closely at corporate accounting policies and the transparency of each firm's operations. Any irregularities in these areas have been met by punishing declines in stock and bond prices.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Basic materials            10.3%

Communication
services                    8.4%

Broadcasting                8.2%

Capital goods               7.7%

Gaming and
lottery                     6.9%

Footnote reads:
*Based on net assets as of 2/28/02. Holdings will vary over time.


Our targeting of two types of bonds helped drive the portfolio's performance during the period. The first were bonds unduly punished by the market after September 11. These beaten-down securities gave us the opportunity to add solid investments at attractive price levels. Our investment in Young Broadcasting bonds was a good example of this kind of opportunity. This firm owns television stations across the United States, and its bonds declined markedly after the September 11 attacks due to concerns that a weak economy would hurt the advertising market. We purchased some of the bonds at these low price levels and have since seen them recover sharply, the result of both the company's sale of some stations to bolster its balance sheet and renewed optimism about the future direction of the economy.

We also focused attention on "fallen angels," bonds issued by companies that were previously investment grade but had been downgraded to high yield, as well as companies still rated investment grade whose bonds started to trade at high-yield levels. Because of the discrepancies in value between the investment-grade and high-yield bond markets, fallen angels often present attractive opportunities to investors who react quickly. We believe we are in a position to take advantage of these situations because of the strong lines of communication between Putnam's research professionals who cover the investment-grade, high-yield, and equity markets. Examples of fallen angels purchased at lower prices that have since rebounded include Millennium Chemical and Equistar Chemicals; the holding companies of Northwest and Continental Airlines; paper and forest products company Bowater; and conglomerate Tyco International. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

Fund Profile

Putnam High Yield Trust II seeks high current income through a portfolio of high-yielding, lower-rated corporate bonds that are carefully researched and broadly diversified across different industry sectors. It has a secondary objective of capital growth when consistent with high current income. This fund is suitable for investors who can accept a higher level of risk in exchange for a potentially higher level of income than that available from higher-quality bonds.

During a difficult six months, the fund suffered from the poor performance of some of its investments, including American Tower, which owns cellular and digital communications towers. These bonds weakened along with the stocks and bonds of wireless companies because of investor concerns that growth in this area was slowing. We took the opportunity to add to these securities because we believed that the industry has strong growth prospects, especially when comparing the under- penetration of cellular and digital service in the United States with the market development of the industry in a number of industrialized countries.

* FUND'S POSITIONING EXPLAINED COMPETITIVE PERFORMANCE RESULTS

While your fund's returns were ahead of other funds in its Lipper category, its performance lagged that of its benchmark, the Credit Suisse First Boston High Yield Index, over the period. We believe there are two primary reasons for the fund's underperformance. Over this period, bonds in the upper tiers of the high-yield market had posted the best performance, reflecting investors' widespread craving for quality in a period of economic weakness. Most mutual funds diversify their holdings across the different levels of credit quality available in the high-yield market in order to provide attractive yields, using their in-house research to identify lower-quality bonds whose yield advantages provide appropriate compensation for their added risk. Consequently, a high-yield mutual fund will typically have a lower overall credit quality than the CSFB High Yield Index and will lag the index during periods when higher-quality bonds are favored. However, in a stronger high-yield market, which we expect to develop in the coming year, lower-quality tiers should outperform.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Capital goods

Echostar Broadband Corp.
sr. notes 10 3/8s, 2007
Broadcasting

Adelphia Communications Corp.
sr. notes 10 1/4s, 2011
Cable television

Charter Communications
Holdings, LLC
sr. notes 11 1/8s, 2011
Cable television

Paxson Communications Corp.
13.25% cum. pfd.
Broadcasting

HMH Properties, Inc.
company guaranty Ser. B, 7 7/8s, 2008
Lodging/tourism

ISP Chemco, Inc.
company guaranty Ser. B, 10 1/4s, 2011
Basic materials

CSC Holdings, Inc.
Ser. M, $11.125 cum. pfd.
Cable television

Young Broadcasting, Inc.
company guaranty 10s, 2011
Broadcasting

Trump Castle Funding, Inc.
sub. notes 1014s, 2003
Gaming & lottery

Footnote reads:
These holdings represent 7.7% of the fund's net assets as of 2/28/02. Portfolio holdings will vary over time.


In addition, bonds issued by companies with a market capitalization of $300 million or smaller outperformed larger-cap companies during the six-month period. While your fund does invest in some of these smaller-cap bonds, it does not do so heavily because they are not very easily traded. The index, on the other hand, includes a higher percentage of smaller issues.

Looking to the fund's strong performance against its peers, we would highlight a number of factors. First, the fund carried an underweighted position in the telecommunications sector relative to other funds and this approach worked well as telecom bonds continued to struggle. In addition, after September 11, we increased the fund's weightings in cyclical industries such as chemicals, forest products, and aerospace. These industries have since rebounded sharply.

* TEAM HOLDS POSITIVE OUTLOOK

A number of factors spark our optimism regarding the prospects for the high-yield market. First, we appear to be reaching a peak in defaults and signs of an improvement in the economy have appeared. High-yield bonds should benefit as the economy recovers. Secondly, the yield curve -- a representation of the difference between short- and long-term interest rates -- is currently steep, with short-term yields at very low levels. This environment should help stimulate cash flows into the high-yield market, because it encourages bond investors to invest in higher-yielding securities. In addition, the overall credit quality of new issues coming to market is better than what we witnessed in the late 1990s, when many companies of questionable credit quality were able to issue high-yield debt. These were the firms that went out of business and contributed to the high default rate during the past two years. Finally, high-yield bonds remain attractively valued, especially when compared to alternative investments. In our opinion, all these factors should help bring about a more favorable environment for the fund in the second half of fiscal 2002.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. Lower-rated bonds may offer higher yields in return for more risk.


PUTNAM HIGH YIELD TRUST II TO MERGE INTO PUTNAM HIGH YIELD TRUST

After careful study and lengthy working sessions with Putnam Investment Management, your fund's Trustees have agreed to recommend the merger of Putnam High Yield Trust II into Putnam High Yield Trust, which is reopening to new investors. Because the two funds have the same objectives and are run by the same management team, the Trustees have determined that the merger does not require shareholder approval. Furthermore, combining the funds should enable shareholders to benefit from reduced expenses and greater economies of scale.

Because of the pending merger, Putnam High Yield Trust II is closing to new investors as of April 15, 2002. Current shareholders who wish to make additional investments or who are reinvesting their distributions may continue to do so. We expect the merger to take place before the end of June. Additional information will be sent to you separately.

Putnam High Yield Trust follows the same fiscal year schedule as Putnam High Yield Trust II, so you can expect to receive your next shareholder report after the close of the fiscal year on August 31, 2002.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                     Class A         Class B         Class C         Class M
(inception dates)   (12/31/97)      (12/31/97)      (7/26/99)       (12/31/97)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -0.82%  -5.52%  -1.19%  -5.86%  -1.19%  -2.12%  -0.95%  -4.23%
------------------------------------------------------------------------------
1 year           -1.57   -6.23   -2.46   -6.82   -2.46   -3.33   -1.83   -5.02
------------------------------------------------------------------------------
Life of fund     -0.12   -4.82   -2.96   -4.25   -3.85   -3.85   -0.99   -4.26
Annual average   -0.03   -1.18   -0.72   -1.04   -0.94   -0.94   -0.24   -1.04
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/02

                            Credit Suisse First
                             Boston High Yield         Consumer
                                  Index               price index
------------------------------------------------------------------------------
6 months                         -0.81%                  0.28%
------------------------------------------------------------------------------
1 year                           -0.98                   1.02
------------------------------------------------------------------------------
Life of fund                      4.39                  10.01
Annual average                    1.04                   2.32
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for classes A and M shares reflect a sales charge of 4.75% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:

The average cumulative return for the 414 funds in the Lipper High Yield category over the 6 months ended 2/28/02 was -2.39%. Over the 1-year and the life-of-fund periods ended 2/28/02, annualized returns for the category were -5.40% and -1.46%, respectively. Lipper Inc. ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/02

                       Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions
(number)                  6             6             6             6
------------------------------------------------------------------------------
Income               $0.337822     $0.316758     $0.317309     $0.330173
------------------------------------------------------------------------------
Capital gains            --            --            --            --
------------------------------------------------------------------------------
  Total              $0.337822     $0.316758     $0.317309     $0.330173
------------------------------------------------------------------------------
Share value:        NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
8/31/01            $5.83   $6.12     $5.84         $5.83     $5.84   $6.04
------------------------------------------------------------------------------
2/28/02             5.44    5.71      5.45          5.44      5.45    5.63
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1             12.70%  12.10%    11.92%        11.94%    12.42%  12.03%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2             9.53    9.07      8.75          8.73      9.27    8.97
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (12/31/97)      (12/31/97)      (7/26/99)       (12/31/97)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          7.45%   2.37%   7.03%   2.03%   7.23%   6.23%   7.30%   3.87%
------------------------------------------------------------------------------
1 year            2.27   -2.55    1.51   -3.03    1.53    0.62    2.00   -1.25
------------------------------------------------------------------------------
Life of fund      2.11   -2.70   -0.87   -2.17   -1.59   -1.59    1.19   -2.15
Annual average    0.49   -0.64   -0.20   -0.51   -0.38   -0.38    0.28   -0.51
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (84.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
$         2,060,000 Adams Outdoor Advertising bank term loan Ser. B, 7.24s, 2008
                    bank term loan FRN (acquired 8/1/01, cost $2,060,000) (RES)                       $   2,072,875
          3,375,850 Interact Operating Co. notes 14s, 2003 (PIK)                                                338
          1,000,000 Lamar Advertising Co. Structured Notes 9.84s, 2006 (Issued by
                    COUNTS Trust, Series 2001-6)                                                          1,020,000
          2,000,000 Lamar Advertising Co. Structured Notes 5 1/4s, 2006 (Issued by
                    COUNTS Trust, Series 2001-1)                                                          2,020,000
            840,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         884,100
            425,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           446,250
                                                                                                      -------------
                                                                                                          6,443,563

Automotive (2.5%)
-------------------------------------------------------------------------------------------------------------------
          3,220,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 3,284,400
             25,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                            25,563
          1,790,000 ArvinMeritor, Inc. notes 8 3/4s, 2012                                                 1,839,225
          3,037,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                        2,672,560
          2,550,000 Collins & Aikman Products, Inc. 144A sr. notes 10 3/4s, 2011                          2,397,000
          5,580,000 Dana Corp. notes 9s, 2011                                                             5,105,700
            390,000 Dana Corp. notes 7s, 2029                                                               282,750
          1,000,000 Dana Corp. notes 6 1/4s, 2004                                                           910,000
          2,080,000 Delco Remy International, Inc. company guaranty 11s, 2009                             1,976,000
            320,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                           297,600
            510,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                   481,950
          6,730,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                6,376,675
          1,992,735 Exide Corp. bank term loan FRN 9.389s, 2005 (acquired 11/6/01,
                    cost $1,365,023) (RES)                                                                1,457,187
            480,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                67,200
          1,490,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               208,600
          2,255,000 Federal Mogul Corp. notes 7 3/8s, 2006 (In default) (NON)                               315,700
            920,000 Hayes Lemmerz International, Inc. company guaranty Ser. B, 9 1/8s,
                    2007 (In default) (NON)                                                                  46,000
          1,070,000 Hayes Lemmerz International, Inc. 144A company guaranty 11 7/8s,
                    2006 (In default) (NON)                                                                 513,600
          2,450,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       2,529,478
          1,910,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,972,954
          2,880,000 Lear Corp. Structured Notes 8.46s, 2006 (acquired 5/17/01,
                    cost $2,880,000) (RES)                                                                2,901,600
          3,670,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008 (In default) (NON)            73,400
          1,490,000 Tenneco, Inc. company guaranty 11 5/8s, 2009                                            856,750
            610,000 Venture Holdings Trust 144A sr. notes Ser. B, 9 1/2s, 2005                              512,400
                                                                                                      -------------
                                                                                                         37,104,292

Basic Materials (9.8%)
-------------------------------------------------------------------------------------------------------------------
          4,290,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                         4,375,800
          2,870,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                            3,027,850
          4,130,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          4,099,025
          1,320,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                 1,366,200
          1,425,344 Alabama River Newsprint bank term loan FRN 4.07s, 2002
                    (acquired 4/14/98, cost $484,882) (RES)                                               1,339,824
             21,995 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s, 2007 (PIK)                       9,458
          4,330,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                               4,113,500
          1,070,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    1,037,900
          1,500,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                          1,537,500
          3,880,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                           3,608,400
          1,250,000 Bowater Canada Finance company guaranty 7.95s, 2011 (Canada)                          1,286,388
          2,250,000 Centaur Mining & Exploration company guaranty 11s, 2007 (Australia)
                    (In default) (NON)                                                                      112,500
          2,190,000 Compass Minerals Group, Inc. 144A sr. sub. notes 10s, 2011                            2,299,500
          6,815,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s, 2005                        1,431,150
            190,000 Doe Run Resources Corp. company guaranty Ser. B(a), 11 1/4s, 2005                        53,200
            420,000 Doe Run Resources Corp. company guaranty FRN Ser. B, 9.38s, 2003                         71,400
          3,111,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                  715,530
          6,620,000 Equistar Chemicals LP/Equistar Funding Corp. company guaranty
                    10 1/8s, 2008                                                                         6,620,000
          1,040,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                    1,071,200
          3,295,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              3,229,100
            665,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  565,250
            598,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       634,628
            640,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                569,094
          2,475,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                              2,338,479
            610,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                576,761
          4,903,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         5,344,270
          2,750,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007 (In default) (NON)                      577,500
          1,620,000 Huntsman Corp. 144A sr. sub. notes FRN 5.231s, 2007 (In default) (NON)                  324,000
          8,830,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           7,593,800
          1,240,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                               1,348,760
          2,660,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                               2,878,306
          8,900,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                               9,345,000
            790,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                      829,500
            110,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s, 2006                         83,050
          4,470,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003
                    (In default) (NON)                                                                    1,028,100
          3,810,000 LTV Corp. (The) company guaranty 11 3/4s, 2009 (In default) (NON)                        19,050
          3,370,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007 (In default) (NON)                      12,638
          1,220,000 Lyondell Petrochemical Co. 144A sec. notes 9 1/2s, 2008                               1,207,800
            310,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   311,550
          7,950,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                            7,950,000
          4,980,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                 5,104,500
          1,560,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     546,000
            200,000 Norampac, Inc. sr. notes 9 1/2s, 2008 (Canada)                                          211,000
          1,310,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                       1,375,500
          2,800,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                       2,884,000
          1,001,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                  995,995
            282,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                           302,445
          4,260,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    4,590,150
          3,347,286 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                2,510,465
          1,115,761 Pioneer Companies, Inc. sec. FRN 5.381s, 2006                                           825,663
            890,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007 (In default) (NON)                249,200
            500,000 Polymer Group, Inc. company guaranty Ser. B,  8 3/4s, 2008                              140,000
          2,970,000 Potlatch Corp. company guaranty 10s, 2011                                             3,118,500
          6,270,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                   6,442,425
          3,735,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                          3,875,063
          4,170,000 Riverwood International Corp. company guaranty 10 5/8s, 2007                          4,441,050
          4,160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           2,662,400
          5,720,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008 (In default) (NON)             28,600
          2,513,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006
                    (In default) (NON)                                                                    1,884,750
          2,230,098 Stone Container Corp. bank term loan FRN Ser. G, 10.23s, 2006
                    (acquired 7/17/00, cost $2,230,098) (RES)                                             2,224,059
            194,000 Stone Container Corp. sr. notes 12.58s, 2016                                            204,185
          1,490,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                          1,612,925
          2,560,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                          2,732,800
          2,263,000 Stone Container Corp. 144A company guaranty 11 1/2s, 2006 (Canada)                    2,432,725
            440,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          457,600
          2,950,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                        3,068,000
            500,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                  402,500
            630,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          510,300
          2,920,000 United States Steel, LLC 144A company guaranty 10 3/4s, 2008                          2,803,200
          2,084,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           1,021,160
            250,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005 (In default) (NON)                       27,500
          3,145,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                62,900
          1,425,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       755,250
                                                                                                      -------------
                                                                                                        145,445,771

Beverage (0.5%)
-------------------------------------------------------------------------------------------------------------------
            440,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                455,400
          2,590,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                          2,680,650
          3,600,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                        3,726,000
                                                                                                      -------------
                                                                                                          6,862,050

Broadcasting (6.7%)
-------------------------------------------------------------------------------------------------------------------
          4,560,000 Acme Television company guaranty 10 7/8s, 2004                                        4,571,400
          1,080,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                     1,123,200
          2,020,000 Belo Corp. sr. unsub. notes 8s, 2008                                                  2,144,053
          2,991,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006
                    (In default) (NON)                                                                    2,206,247
          1,240,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                      1,272,984
          4,470,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                      4,269,476
          1,181,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                 584,595
          5,830,000 Chancellor Media Corp. company guaranty 8s, 2008                                      6,121,500
         16,915,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 5/8s, 3/1/03), 2008 (STP)                                                         2,664,113
         14,960,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                     15,708,000
          1,170,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,210,950
          3,520,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                        3,555,200
            559,775 Emmis Communications Corp. bank term loan FRN Ser. B, 9.246s, 2009
                    (acquired 10/23/01, cost $552,791) (RES)                                                562,192
             70,000 Emmis Communications Corp. company guaranty Ser. B, 8 1/8s, 2009                         71,400
          2,410,000 Emmis Communications Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 3/15/06), 2011 (STP)                                                        1,735,200
          7,012,743 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/4s, 11/1/02), 2007 (STP)                                                        7,643,889
          1,810,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,936,700
          3,170,000 Fox/Liberty Networks, LLC sr. disc. notes stepped-coupon zero %
                    (9 3/4s, 8/15/02), 2007 (STP)                                                         3,233,400
          1,110,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,165,500
            498,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  453,180
          2,690,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                2,259,600
            224,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          88,480
            560,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               498,400
            440,000 LIN Holdings Corp. sr. disc. notes stepped-coupon Ser. (a), zero %
                    (10s, 3/1/03), 2008 (STP)                                                               382,800
          4,810,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    4,834,050
            670,000 News America, Inc. sr. notes 6 5/8s, 2008                                               680,305
          4,750,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                            4,738,125
            520,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                    410,800
            190,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                             152,000
          2,770,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                             2,160,600
          6,966,287 Quorum Broadcast Holdings, LLC notes stepped-coupon zero %
                    (15s, 5/15/06), 2009 (acquired 5/15/01, cost $2,768,169) (RES) (STP)                  2,768,402
          1,477,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             324,940
          1,795,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                              1,839,875
          2,325,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                            2,406,375
          1,510,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes 8 3/4s, 2011                       1,585,500
          4,480,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                3,270,400
          8,560,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                   8,581,400
            685,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                          671,300
                                                                                                      -------------
                                                                                                         99,886,531

Building Materials (1.0%)
-------------------------------------------------------------------------------------------------------------------
            880,000 American Standard Companies, Inc. company guaranty 7 5/8s, 2010                         906,400
          3,440,000 American Standard Companies, Inc. company guaranty 7 3/8s, 2005                       3,560,400
            920,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           883,200
          1,110,000 Building Materials Corp. company guaranty 8s, 2008                                      826,950
          2,650,000 Dayton Superior Corp. company guaranty 13s, 2009                                      2,716,250
          3,170,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                      665,700
          1,490,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                        1,452,750
          2,540,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                           2,590,800
            230,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                        236,325
            670,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        680,888
                                                                                                      -------------
                                                                                                         14,519,663

Cable Television (5.1%)
-------------------------------------------------------------------------------------------------------------------
          2,370,000 Adelphia Communications Corp. Structured Notes 10.9s, 2006
                    (issued by UBS AG)                                                                    2,310,750
          1,908,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                 2,003,400
         10,220,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011                                10,449,950
          3,720,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                  3,422,400
          1,920,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                          1,920,000
          2,208,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                          2,075,520
          1,130,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                          1,039,600
            580,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     562,600
          1,090,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                   1,024,600
         10,120,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                         10,271,800
          1,840,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                          1,812,400
          4,670,000 Charter Communications Holdings, LLC sr. disc. notes stepped-coupon
                    zero % (11 3/4s, 5/15/06), 2011 (STP)                                                 2,708,600
            900,000 Charter Communications Holdings, LLC sr. notes 10s, 2009                                868,500
          2,730,000 Charter Communications Holdings, LLC 144A sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                  1,487,850
            660,000 Charter Communications Holdings, LLC 144A sr. notes 10s, 2011                           646,800
          1,210,000 Charter Communications Holdings, LLC 144A sr. notes 9 5/8s, 2009                      1,161,600
          2,190,000 CSC Holdings, Inc. deb. 7 5/8s, 2018                                                  1,966,138
          1,220,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                        1,329,800
          2,450,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         2,548,000
          1,950,000 Diamond Cable Communications PLC sr. disc. notes 11 3/4s, 2005
                    (United Kingdom)                                                                        643,500
          7,270,000 Insight Communications Company, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 2/15/06), 2011 (STP)                                                 4,362,000
          5,000,000 Insight Midwest LP/Insight Capital, Inc. bank term loan 8 1/2s, 2009
                    (acquired various dates from 1/9/01 to 11/5/01, cost $4,992,125) (RES)                5,006,250
            200,000 Insight Midwest LP/Insight Capital, Inc. sr. notes 10 1/2s, 2010                        212,000
          6,735,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                            2,567,719
          7,300,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                              2,609,750
          7,550,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                              2,727,438
            846,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B, zero %
                    (12 3/8s, 10/1/03), 2008 (STP)                                                          274,950
          1,690,000 NTL, Inc. sr. notes Ser. B, 10s, 2007                                                   608,400
          1,950,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                  1,033,500
            335,000 Rogers Cablesystems, Ltd. debs. 10 1/8s, 2012 (Canada)                                  351,750
            400,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                      448,000
            400,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          432,000
          2,110,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                          2,004,500
          1,390,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005 (Argentina)
                    (In default) (NON)                                                                       27,800
            174,000 TeleWest Communications PLC deb. 11s, 2007 (United Kingdom)                              92,655
             50,000 TeleWest Communications PLC deb. 9 5/8s, 2006 (United Kingdom)                           27,250
            930,000 TeleWest Communications PLC Structured Notes 10 7/8s, 2005
                    (issued by DLJ International Capital) (United Kingdom)                                  528,147
          2,802,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)                        308,220
         10,607,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                           1,166,770
          1,220,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                             134,200
                                                                                                      -------------
                                                                                                         75,177,107

Capital Goods (7.2%)
-------------------------------------------------------------------------------------------------------------------
          3,190,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      3,221,900
          1,050,000 Agco Corp. company guaranty 9 1/2s, 2008                                              1,131,375
         23,445,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                     23,855,288
            164,000 Allied Waste Industries, Inc. company guaranty Ser. B, 7 5/8s, 2006                     161,130
          3,010,000 Allied Waste North America, Inc. 144A Structured Notes 8.2s, 2006
                    (Issued by Credit and Repackaged Securities, Ltd.)                                    2,919,700
            740,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B, 10 3/4s, 2011             775,150
            150,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   132,000
          5,820,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    5,121,600
          3,400,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        3,009,000
          1,410,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                1,184,400
          1,755,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    1,491,750
          6,170,000 Blount, Inc. company guaranty 13s, 2009                                               2,915,325
          2,210,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                       2,330,136
          1,590,000 Browning-Ferris deb. 7.4s, 2035                                                       1,192,500
            220,000 Case Corp. notes 7 1/4s, 2016                                                           162,800
            315,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                             211,050
            890,000 Day International Group, Inc. sr. sub. notes 11 1/8s, 2005                              827,700
          4,140,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                      3,808,800
          2,798,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        3,133,760
            320,000 Grove Holdings, LLC deb. stepped-coupon zero % (11 5/8s, 5/1/03),
                    2009 (In default) (NON) (STP)                                                             1,600
          2,408,350 Grove Investors, LLC notes 14 1/2s, 2010 (PIK)                                           12,042
          3,300,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                              2,013,000
          1,670,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                              233,800
          2,090,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                          1,045,000
          1,660,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 962,800
            230,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              238,050
          3,710,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  3,858,400
            850,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           909,500
          1,190,000 L-3 Communications Corp. 144A Structured Notes 8 1/2s, 2006
                    (Issued by Credit and Repackaged Securities, Ltd.) (Cayman Islands)                   1,253,963
          1,540,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           1,570,800
          4,180,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                3,971,000
          3,870,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                     3,928,050
            990,000 Owens-Illinois, Inc. deb. 7 1/2s, 2010                                                  856,350
            190,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              167,200
            760,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              710,600
          2,340,000 Pliant Corp. company guaranty 13s, 2010                                               2,457,000
          3,975,000 Roller Bearing Company of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                          3,498,000
          3,160,000 Sequa Corp. sr. notes 9s, 2009                                                        3,096,800
          4,060,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                            3,917,900
          4,160,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               4,264,000
            670,000 Terex Corp. company guaranty 8 7/8s, 2008                                               670,000
            700,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      745,500
          1,090,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                     1,090,000
          1,183,540 Transportation Tech. bank term loan FRN 9.859s, 2007
                    (acquired 2/29/00, cost $1,183,540) (RES)                                             1,006,009
          1,630,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                   945,400
          3,395,000 Waste Management, Inc. sr. notes 6 1/2s, 2008                                         3,326,980
          2,500,000 WMX Technologies, Inc. notes 6 3/8s, 2003                                             2,556,575
                                                                                                      -------------
                                                                                                        106,891,683

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
          5,620,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                5,732,400

Communication Services (7.4%)
-------------------------------------------------------------------------------------------------------------------
          3,940,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                        39,400
          3,235,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero % (13 1/2s,
                    10/1/04), 2009 (STP)                                                                  1,746,900
          2,670,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                 2,002,500
            420,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                   327,600
          1,270,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon zero %
                    (12 7/8s, 2/15/05), 2010 (STP)                                                          546,100
          4,195,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                 3,272,100
          7,873,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           5,196,180
          2,260,000 American Tower, Inc. Structured Notes 12.58s, 2005 (issued by STEERS
                    Credit Linked Trust 2000)                                                             1,672,400
            380,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      2,565
            210,000 Arch Communications, Inc. sr. notes 13s, 2007 (In default) (NON)                          1,050
          1,760,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                            440,000
            620,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       74,400
          1,770,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  442,500
          4,980,000 Celcaribe SA sr. notes 13 1/2s, 2004 (Colombia)                                       2,988,000
          2,890,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                           57,800
            500,000 Colt Telecommunications Group PLC sr. disc. notes 12s, 2006
                    (United Kingdom)                                                                        285,000
          3,210,000 Crown Castle International Corp. sr. disc. notes stepped-coupon zero %
                    (10 3/8s, 5/15/04), 2011 (STP)                                                        1,444,500
          1,620,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              1,257,525
          3,835,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                               2,799,550
          1,435,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,305,850
          1,360,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007 (United Kingdom)
                    (In default) (NON)                                                                        6,800
          1,080,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010 (Bermuda)                           151,200
          1,560,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        312,000
            380,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda) (In default) (NON)                                                              5,700
          1,860,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda) (In default) (NON)                                                             41,850
          6,413,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda) (In default) (NON)                                                             96,195
          7,210,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                            2,163,000
            890,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                          640,800
            510,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B,
                    zero %, 2003                                                                             10,200
          5,210,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007                        104,200
            650,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                          604,500
            270,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                            245,700
            750,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          675,000
          1,730,000 Intermedia Communications, Inc. sr. sub. notes stepped-coupon Ser. B,
                    zero % (12 1/4s, 3/1/04), 2009 (STP)                                                  1,401,300
          4,070,000 iPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05), 2010 (STP)           1,750,100
          3,020,000 IWO Holdings, Inc. company guaranty 14s, 2011                                         2,265,000
          6,535,000 KMC Telecommunications Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 2/15/03), 2008 (STP)                                                   326,750
          4,150,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                      2,199,500
          2,176,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 12/1/03), 2008 (STP)                                                          489,600
          2,310,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   1,801,800
          7,895,000 McCaw International, Ltd. sr. disc. notes stepped-coupon zero %
                    (13s, 4/15/02), 2007 (STP)                                                              592,125
            304,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon zero % (10 1/2s,
                    3/1/02), 2007 (STP)                                                                      68,400
            360,000 McLeodUSA, Inc. sr. notes 8 3/8s, 2008                                                   84,600
            680,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               6,800
            420,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                           3,150
            800,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                            8,000
          4,290,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            1,072,500
          3,685,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s, 2006 (Canada)               2,487,375
          2,318,000 Millicom International Cellular SA sr. disc. notes 13 1/2s, 2006
                    (Luxembourg)                                                                          1,298,080
          7,140,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       4,855,200
          7,193,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    4,459,660
          4,700,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    2,996,250
          1,500,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               885,000
          1,010,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               595,900
          2,090,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                    1,389,850
          2,330,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   396,100
            440,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 88,000
          1,910,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005 (In default) (NON)                382,000
          4,140,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                       4,347,000
            880,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                   789,527
          3,070,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                             2,690,088
            670,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)              40,200
            870,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  835,200
          2,000,000 RSL Communications PLC company guaranty 9 7/8s, 2009
                    (United Kingdom) (In default) (NON)                                                      67,500
          5,500,000 RSL Communications PLC company guaranty stepped-coupon zero %
                    (10 1/8s, 3/1/03), 2008 (United Kingdom) (In default) (NON) (STP)                       185,625
          1,828,091 Rural Cellular Corp. bank term loan FRN Ser. C, 9.229s, 2009
                    (acquired various dates from 4/23/01 to 11/5/01, cost $1,779,481) (RES)               1,649,852
          1,175,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                940,000
          4,285,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                      2,228,200
          4,380,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                          919,800
          3,610,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                    722,000
          4,620,000 Startec Global Communications Corp. sr. notes 12s, 2008 (In default) (NON)               92,400
          1,220,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                     219,600
          4,957,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     5,601,410
            930,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                       590,550
          1,940,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                      1,231,900
          5,540,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                       6,260,200
             10,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                            9,400
          3,240,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                        2,948,400
            570,000 Triton PCS, Inc. company guaranty zero %, 2008                                          490,200
          2,110,000 TSI Telecommunication Services, Inc. 144A sr. sub. notes 12 3/4s, 2009                2,067,800
          5,475,000 UbiquiTel Operating Co. company guaranty stepped-coupon zero %
                    (14s, 4/15/05), 2010 (STP)                                                            2,682,750
          3,655,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B, zero %
                    (13 3/8s, 11/1/04), 2009 (STP)                                                        2,046,800
            900,000 USA Mobile Communications, Inc. sr. notes 14s, 2004 (In default) (NON)                  198,000
            620,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004 (In default) (NON)                24,800
            990,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                             287,100
            760,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                             220,400
          1,000,000 Versatel Telecom NV Structured Notes 15.065s, 2005 (issued by
                    CRAVE Trust 2000) (Netherlands)                                                         220,000
         15,225,000 Viatel, Inc. sr. disc. notes stepped-coupon zero % (12 1/2s, 4/15/03),
                    2008 (STP)                                                                               38,063
          2,361,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                   5,903
          5,219,295 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    5,966,855
          2,020,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             5,050
            640,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                80,000
          9,128,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (14 3/4s, 4/15/05), 2010 (STP)                                                              913
          5,390,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010 (In default) (NON)                     539
            660,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008 (In default) (NON)                      66
          2,935,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                    29,350
                                                                                                      -------------
                                                                                                        109,595,546

Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,600,000 Tyco International Group SA company guaranty 6 3/8s, 2006
                    (Luxembourg)                                                                          1,457,712

Consumer (0.7%)
-------------------------------------------------------------------------------------------------------------------
          3,382,537 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                          642,682
EUR       5,199,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                       459,763
$         3,610,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            4,025,150
          8,070,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          5,467,425
                                                                                                      -------------
                                                                                                         10,595,020

Consumer Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,585,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          1,751,425
          2,080,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                2,194,400
            433,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                  392,948
             80,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           64,400
            650,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 526,500
          4,000,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007 (In default) (NON)                   550,000
          1,400,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                        1,365,000
          2,000,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                  2,120,000
          1,600,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                               112,000
            420,000 Revlon Consumer Products sr. notes 9s, 2006                                             262,500
          1,310,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         812,200
          1,810,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    751,150
                                                                                                      -------------
                                                                                                         10,902,523

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,090,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                         1,185,375

Energy (4.5%)
-------------------------------------------------------------------------------------------------------------------
          2,960,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             3,019,200
          3,000,000 BRL Universal Equipment 144A sec. notes 8 7/8s, 2008                                  3,030,000
          1,450,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                 1,439,125
          5,360,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                 5,105,400
          1,420,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                 1,420,000
          1,930,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                           1,968,600
          1,170,000 El Paso Energy Partners LP company guaranty Ser. B, 8 1/2s, 2011                      1,196,325
          1,060,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                       1,128,900
          2,960,000 Forest Oil Corp. sr. notes 8s, 2008                                                   3,004,400
            330,000 Forest Oil Corp. 144A sr. notes 8s, 2011                                                333,300
            440,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                               438,900
          1,340,000 Key Energy Services, Inc. company guaranty Ser. B, 8 3/8s, 2008                       1,370,029
          2,430,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                            2,584,913
          2,760,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       2,704,800
            790,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    742,600
          1,010,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                    944,350
            800,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                846,440
          2,970,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                              3,163,139
          4,000,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                           4,100,000
          2,270,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                           2,264,325
            550,000 PDVSA Finance, Ltd. bonds 7.4s, 2016 (Cayman Islands)                                   412,500
            990,000 Pemex Master Trust 144A bonds 8 5/8s, 2022                                            1,024,650
          3,530,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           3,847,700
            628,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                             590,320
          3,280,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                3,394,800
            200,000 Pride International, Inc. sr. notes 10s, 2009                                           216,000
          2,590,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 2,680,650
          1,180,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005                              696,200
          1,645,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          1,719,140
          2,525,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                      2,537,625
          4,750,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                   4,773,750
          1,070,000 Vintage Petroleum, Inc. sr. sub. notes 9s, 2005                                       1,053,950
            670,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                     579,550
          1,390,000 Westport Resources Corp. 144A sr. sub. notes 8 1/4s, 2011                             1,393,475
             50,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                         15,000
          1,230,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                             1,285,350
                                                                                                      -------------
                                                                                                         67,025,406

Entertainment (1.5%)
-------------------------------------------------------------------------------------------------------------------
          3,590,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                   3,392,550
            320,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     303,200
          2,562,431 Carmike Cinemas, Inc. bank term loan FRN Ser. B, 6.69s, 2005
                    (acquired various dates from 8/7/00 to 11/9/01, cost $2,562,431) (RES)                2,449,685
          2,920,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                2,795,900
          1,000,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            1,032,500
          2,150,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                  2,193,000
          1,470,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                        147
          1,260,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                1,285,200
          7,900,000 Six Flags, Inc. 144A sr. notes 8 7/8s, 2010                                           7,900,000
          1,010,693 United Artists Theatre Co. bank term loan FRN 8.126s, 2005
                    (acquired 5/10/01, cost $1,391,689) (RES)                                             1,005,097
                                                                                                      -------------
                                                                                                         22,357,279

Financial (3.5%)
-------------------------------------------------------------------------------------------------------------------
          4,770,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                               2,671,200
          2,320,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                    580,000
            957,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005 (In default) (NON)                 239,250
          2,135,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                 2,167,025
          2,715,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                 2,489,945
            360,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON)                                    290,700
            950,000 Comdisco, Inc. notes 6 3/8s, 2049 (In default) (NON)                                    771,875
            450,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                     358,875
            170,000 Comdisco, Inc. notes Ser. MTN, 6.62s, 2002 (In default) (NON)                           137,275
            450,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      139,500
          1,740,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  1,740,000
          1,430,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                  443,300
            610,000 Conseco, Inc. notes 8 3/4s, 2004                                                        373,625
          1,280,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                   736,000
             20,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   21,896
         10,313,000 Finova Group, Inc. notes 7 1/2s, 2009                                                 3,609,550
            760,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              769,173
            590,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                         557,550
          4,295,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                4,313,340
            830,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (South Korea)                                 954,500
          1,400,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                          1,414,000
          1,335,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 373,800
          1,650,000 Newcourt Credit Group Inc. company guaranty 6 7/8s, 2005 (Canada)                     1,583,109
          1,185,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    912,450
          1,905,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                1,847,850
            281,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               275,380
          2,285,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                          1,930,825
          2,610,000 Peoples Bank- Bridgeport sub. notes 9 7/8s, 2010                                      2,796,824
            410,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                434,600
          3,950,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       3,969,750
          1,520,000 RFS Partnership LP 144A sr. notes 9 3/4s, 2012                                        1,554,200
          1,310,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             922,384
            850,000 Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                                  602,489
          4,300,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       4,730,000
          2,220,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                   2,278,040
          2,200,000 Vesta Insurance Group, Inc. 144A company guaranty 8.525s, 2027                        1,320,000
             10,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                            9,191
          1,200,000 Willis Corroon Corp. 144A company guaranty 9s, 2009                                   1,248,000
                                                                                                      -------------
                                                                                                         51,567,471

Food (1.4%)
-------------------------------------------------------------------------------------------------------------------
          4,505,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004 (In default) (NON)               2,297,550
          1,955,000 Aurora Foods, Inc. bank term loan FRN Ser. B2, 8.489s, 2010
                    (acquired 3/13/00, cost $1,764,387) (RES)                                             1,933,495
          1,450,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,428,250
          3,560,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                           3,506,600
            800,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                   840,000
          2,850,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                         2,394,000
          2,265,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                              1,789,350
          2,290,000 Premier International Foods PLC sr. notes 12s, 2009 (United Kingdom)                  2,496,100
          3,440,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  1,204,000
          1,900,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                  380,000
          2,000,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                     2,050,000
          4,810,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                    1,034,150
                                                                                                      -------------
                                                                                                         21,353,495

Gaming & Lottery (6.9%)
-------------------------------------------------------------------------------------------------------------------
          1,640,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon Ser. B,
                    zero % (13 1/2s, 3/1/03), 2010 (STP)                                                     86,100
          1,635,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                1,810,763
          4,200,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                      4,662,000
            370,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               393,125
          4,030,424 Autotote Corp. bank term loan FRN Ser. B, 7.195s, 2007
                    (acquired 10/13/00, cost $4,020,348) (RES)                                            4,035,462
          2,870,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                 3,128,300
          1,808,479 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004
                    (In default) (NON)                                                                      632,968
          2,020,000 Harrah's Operating Company, Inc. company guaranty 8s, 2011                            2,134,597
          1,635,000 Harrah's Operating Company, Inc. company guaranty 7 1/8s, 2007                        1,659,525
          2,320,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                  2,424,400
          4,520,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 4,994,600
            352,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              312,400
          3,540,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                               3,672,750
          2,240,000 International Game Technology sr. notes 8 3/8s, 2009                                  2,430,400
          2,000,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,092,500
            640,000 Isle of Capri Casinos, Inc. company guaranty 8 3/4s, 2009                               639,200
          5,710,000 Majestic Investor Holdings/Majestic Investor Capital Corp. 144A
                    company guaranty 11.653s, 2007                                                        5,453,050
            290,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                            311,750
          4,290,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            4,606,388
          1,270,000 Mandalay Resort Group 144A sr. sub. notes 9 3/8s, 2010                                1,333,500
            440,000 MGM Mirage, Inc. coll. sr. notes 6 7/8s, 2008                                           422,880
          3,920,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        4,122,037
          2,215,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                        2,289,756
          1,410,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                            1,410,000
          1,140,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                1,174,200
          2,850,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                           2,935,500
          1,630,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                           1,674,825
          2,880,000 Mohegan Tribal Gaming Authority 144A sr. sub. notes 8s, 2012                          2,880,000
          2,350,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                 2,303,142
          3,410,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            3,559,188
          1,390,000 Park Place Entertainment Corp. sr. sub. notes 8 1/8s, 2011                            1,405,638
          1,080,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                     1,182,600
          1,470,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                1,451,625
          3,750,000 Pennisula Gaming LLC company guaranty 12 1/4s, 2006                                   3,750,000
          1,410,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          1,410,000
          3,480,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          3,593,100
          1,740,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                     1,846,575
            760,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  791,350
            250,000 Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                       169,688
          1,599,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                         1,095,315
          2,240,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                               1,691,200
          8,260,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   8,363,250
          4,060,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  4,191,950
          1,280,000 Wheeling Island Gaming, Inc. 144A sr. notes 10 1/8s, 2009                             1,318,400
                                                                                                      -------------
                                                                                                        101,845,997

Health Care (5.7%)
-------------------------------------------------------------------------------------------------------------------
          2,760,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                         3,022,200
            710,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                         683,375
          1,770,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                         1,168,200
          3,830,800 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                 3,907,416
             10,600 Alderwoods Group, Inc. company guaranty 12 1/4s, 2004                                    11,342
             53,600 Alderwoods Group, Inc. company guaranty 11s, 2007                                        54,136
          1,345,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                   1,418,975
          2,000,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                        2,100,000
          1,890,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                      1,890,000
          1,380,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       1,518,000
          3,848,000 Clarent Hospital Corp. sr. notes 11 1/2s, 2005                                        3,848,000
          1,680,000 Conmed Corp. company guaranty 9s, 2008                                                1,726,200
            870,000 Conventry Health Care, Inc. 144A sr. notes 8 1/8s, 2012                                 891,750
            186,500 Genesis Health Ventures, Inc. sec. notes FRN 7.59s, 2007                                184,635
          3,210,000 Hanger Orthopedic Group, Inc. 144A sr. notes 10 3/8s, 2009                            3,306,300
          2,470,000 HCA, Inc. deb. 7.19s, 2015                                                            2,451,475
          3,080,000 HCA, Inc. med. term notes 8.85s, 2007                                                 3,399,550
            500,000 HCA, Inc. med. term notes 6.63s, 2045                                                   503,105
          2,180,000 HCA, Inc. notes 8 3/4s, 2010                                                          2,452,500
            780,000 HCA, Inc. notes 8.36s, 2024                                                             811,200
            500,000 HCA, Inc. notes 7s, 2007                                                                518,750
          2,790,000 HCA, Inc. sr. notes 7 7/8s, 2011                                                      2,957,400
          3,160,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        3,428,600
          1,550,000 Insight Health Services Corp. 144A sr. sub. notes 9 7/8s, 2011                        1,596,500
          3,050,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                          3,126,250
          5,670,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                4,706,100
          1,560,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                            1,544,400
          4,999,430 Mariner Post-Acute Network, Inc. bank term loan FRN Ser. A, 4.879,
                    2004 (acquired 6/21/01, cost $1,699,806) (In default) (NON) (RES)                     2,787,182
          9,100,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon Ser. B,
                    zero % (10 1/2s, 11/1/02), 2007 (STP)                                                    45,500
          4,180,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                41,800
          2,800,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                            280
          7,500,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                        750
          1,840,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                  1,936,600
            690,000 Service Corp. International deb. 7 7/8s, 2013                                           610,650
            430,000 Service Corp. International notes 7.7s, 2009                                            395,600
          5,250,000 Service Corp. International notes 6s, 2005                                            4,685,625
          2,640,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                         2,884,200
          5,000,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007 (In default) (NON)           500
          5,840,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 6,238,697
          4,175,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           4,696,875
            997,273 Triad Hospitals, Inc. bank term loan FRN Ser. B, 7.36s, 2008
                    (acquired 4/24/01, cost $996,275) (RES)                                               1,007,107
          3,510,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                           3,742,538
          1,970,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                           2,068,500
                                                                                                      -------------
                                                                                                         84,368,763

Homebuilding (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                  2,060,000
            310,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             312,325
          4,360,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                              4,316,400
          1,920,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                             2,025,600
          1,510,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                         1,593,050
            200,000 K. Hovnanian Enterprises, Inc. company guaranty 9 1/8s, 2009                            204,000
          3,130,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   3,239,550
          1,250,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                     1,371,875
          1,270,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   1,270,000
            270,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            274,725
          2,940,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             3,116,400
          1,270,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         1,292,225
          1,640,000 Toll Corp. company guaranty 8 1/8s, 2009                                              1,656,400
            770,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                  777,700
                                                                                                      -------------
                                                                                                         23,510,250

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Sealy Mattress Co. company guaranty Ser. C, 9 7/8s, 2007                              1,007,500
          1,050,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B, zero %
                    (10 7/8s, 12/15/02), 2007 (STP)                                                         945,000
          3,970,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                3,999,775
                                                                                                      -------------
                                                                                                          5,952,275

Lodging/Tourism (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,177,000 Felcor Lodging LP company guaranty 8 1/2s, 2011 (R)                                   2,177,000
          4,980,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   5,204,100
          9,841,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            9,496,565
            550,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      548,625
            670,000 Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007                                  688,425
          1,200,000 Host Marriott LP sr. notes Ser. E, 8 3/8s, 2006                                       1,188,000
          2,785,000 ITT Corp. notes 6 3/4s, 2005                                                          2,781,853
            540,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                     534,600
          1,980,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011                              1,965,150
            480,000 Meristar Hospitality Corp. company guaranty 9s, 2008                                    477,000
          1,250,000 MeriStar Hospitality Operating Partnership/MeriStar Hospitality
                    Finance Corp. 144A sr. notes 10 1/2s, 2009 (R)                                        1,306,250
                                                                                                      -------------
                                                                                                         26,367,568

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,125,000 TDL Infomedia Holdings PLC sr. disc. notes stepped-coupon zero %
                    (15 1/2s, 10/15/04), 2010 (United Kingdom) (STP)                                      1,710,625

Publishing (2.1%)
-------------------------------------------------------------------------------------------------------------------
          5,765,000 Affinity Group Holdings sr. notes 11s, 2007                                           5,476,750
          1,820,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                             1,801,800
          1,485,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                     1,477,575
          1,385,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                1,419,625
          6,830,000 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)             6,147,000
          1,890,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                  1,701,000
          2,610,000 Perry-Judd company guaranty 10 5/8s, 2007                                             2,335,950
          4,430,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          3,809,800
          2,145,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                          1,758,900
          2,270,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  2,020,300
          1,970,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                               1,280,500
          1,500,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                 1,605,000
                                                                                                      -------------
                                                                                                         30,834,200

Restaurants (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,600,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                 1,712,000
          2,535,000 Sbarro, Inc. company guaranty 11s, 2009                                               2,560,350
          1,680,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                1,822,800
          3,375,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 3,425,625
            860,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   881,500
                                                                                                      -------------
                                                                                                         10,402,275

Retail (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,840,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero % (10s, 5/1/03),
                    2008 (STP)                                                                            1,453,600
          3,680,000 Autonation, Inc. company guaranty 9s, 2008                                            3,854,800
          6,300,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                6,378,750
            100,000 Fleming Companies, Inc. 144A sr. sub. notes 10 5/8s, 2007                                96,500
            910,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     910,000
          5,130,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                           461,700
          1,090,000 JC Penney Company, Inc. deb. 7.4s, 2037                                               1,002,800
            730,000 JC Penney Company, Inc. notes 7.6s, 2007                                                689,850
          1,330,000 JC Penney Company, Inc. notes Ser. MTNA, 7.05s, 2005                                  1,250,200
            100,000 Kmart Corp. med. term notes Ser. D, 7.55s, 2004                                          41,000
          1,000,000 Kmart Corp. pass-through certificates Ser. 95K4, 9.35s, 2020                            520,000
            215,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              202,100
          4,570,000 Petco Animal Supplies, Inc. 144A sr. sub. notes 10 3/4s, 2011                         4,809,925
            110,000 Rite Aid Corp. notes 7 1/8s, 2007                                                        61,600
          7,590,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              7,134,600
          1,000,000 Saks, Inc. company guaranty 7 1/2s, 2010                                                800,000
          2,300,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                             2,158,688
          1,165,000 Southland Corp. deb. Ser. B, 4s, 2004                                                 1,071,800
            121,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  116,443
            800,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  790,000
                                                                                                      -------------
                                                                                                         33,804,356

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,799,797 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                             2,239,838

Technology (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,220,000 Amkor Technologies, Inc. Structured Note 12.58s, 2005 (issued by
                    STEERS Credit Linked Trust 2000)                                                      1,104,100
          3,470,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (Denmark) (STP)                               34,700
          5,100,000 Equinix, Inc. sr. notes 13s, 2007                                                     1,593,750
          1,445,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010 (In default) (NON)                  310,675
            194,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009 (In default) (NON)                   42,195
            390,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008 (In default) (NON)              83,850
          1,126,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                         1,192,153
          8,020,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (STP)                                                       561,400
          3,450,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 517,500
          3,740,000 Intira Corp. bonds stepped-coupon zero % (13s, 2/1/05), 2010
                    (acquired 1/31/00, cost $1,993,083) (RES) (STP)                                             374
          1,255,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                     1,305,200
          1,700,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                     1,797,750
          2,040,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                            2,065,500
          7,090,000 Lucent Technologies, Inc. deb. 6.45s, 2029                                            4,431,250
          1,000,000 Lucent Technologies, Inc. notes 7 1/4s, 2006                                            810,000
          4,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                            3,640,000
             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   2,775
          5,320,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                     478,800
          2,450,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                             226,625
          1,400,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                            742,000
          1,060,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                      1,193,825
          1,940,000 Telecommunications Techniques, Inc. company guaranty 9 3/4s, 2008                       388,000
          1,630,000 Telehub Communications Corp. company guaranty 13 7/8s, 2005
                    (In default) (NON)                                                                           16
            741,389 Telex Communications Group, Inc. sr. sub. notes zero %, 2006 (FWC/WIS)                  407,764
          1,424,408 United Defense Industries, Inc. bank term loan FRN 6.82s, 2009
                    (acquired various dates from 8/13/01 to 8/29/01, cost $1,429,408) (RES)               1,427,969
            988,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         187,720
          1,239,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            235,410
            700,000 Xerox Corp. notes 5 1/2s, 2003                                                          617,750
          9,350,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                               8,274,750
            160,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                 139,200
                                                                                                      -------------
                                                                                                         33,813,001

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,980,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                     198,000
          1,500,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          300,000
          3,330,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            3,313,350
          2,440,000 William Carter Holdings Co. (The) company guaranty Ser. B,
                    10 7/8s, 2011                                                                         2,562,000
          2,120,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                          678,400
          2,710,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          894,300
                                                                                                      -------------
                                                                                                          7,946,050

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,440,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         2,269,200

Transportation (2.1%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                       195,000
          3,980,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    2,735,600
          2,847,000 American Airlines, Inc. bonds Ser. 01-2, Class B, 8.608s, 2011                        2,999,855
            740,000 American Airlines, Inc. 144A pass-through certificates Ser. 01-2,
                    Class A-2, 7.858s, 2011                                                                 785,355
            100,000 AMR Corp. deb. 9s, 2012                                                                  92,000
              1,864 Aran Shipping & Trading SA notes 8.3s, 2004 (Greece)                                        932
          3,260,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                        2,901,400
          1,260,000 Continental Airlines, Inc. pass thru certificates Ser. D, 7.568s, 2006                1,058,400
          1,630,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                          1,644,246
          2,920,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                        3,139,000
            830,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         83,000
             40,000 MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                        20,000
          2,124,208 Motor Coach Industries bank term loan FRN Ser. B, 8.89s, 2006
                    (acquired various dates from 6/13/01 to 9/6/01, cost $1,730,768) (RES)                1,752,472
          3,900,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                    4,036,500
            510,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 487,050
          1,900,000 Northwest Airlines, Inc. company guaranty 8 7/8s, 2006                                1,748,000
            730,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  689,850
          1,690,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                1,521,000
          3,220,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                             3,542,000
            650,000 Transportation Manufacturing Operations, Inc. company guaranty
                    11 1/4s, 2009                                                                           435,500
            710,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          763,250
          1,910,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                       1,184,200
                                                                                                     --------------
                                                                                                         31,814,610

Utilities (3.7%)
-------------------------------------------------------------------------------------------------------------------
          1,050,000 AES Corp. (The) notes 8 3/4s, 2008                                                      693,000
          6,120,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                4,039,200
            966,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                  627,900
          1,090,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            817,500
            850,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            637,500
          5,200,000 Calpine Canada Energy Finance company guaranty 8 1/2s, 2008 (Canada)                  3,692,000
          1,235,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   975,650
            540,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    379,350
          3,665,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                  2,556,338
          7,615,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  5,330,500
            890,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    631,900
             80,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     54,800
             10,000 Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017             10,674
          5,500,000 CMS Energy Corp. pass-through certificates 7s, 2005                                   5,309,370
          1,340,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                 1,353,400
            240,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 239,054
          1,470,000 Edison Mission Energy sr. notes 10s, 2008                                             1,455,300
          1,470,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   1,558,597
          4,320,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   4,880,218
          5,130,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                   5,309,550
          1,091,143 Northeast Utilities notes Ser. A, 8.58s, 2006                                         1,165,362
          1,625,067 Northeast Utilities notes Ser. B, 8.38s, 2005                                         1,723,871
          1,310,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005                                1,427,900
          2,640,000 Southern California Edison Co. notes 8.95s, 2003                                      2,706,000
            340,000 Southern California Edison Co. notes 6 3/8s, 2006                                       313,650
          2,540,000 Tiverton/Rumford Power Associates, LP 144A pass-through certificates
                    9s, 2018                                                                              1,803,400
          5,911,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                    5,438,120
                                                                                                     --------------
                                                                                                         55,130,104
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $1,470,819,647)                            $1,246,111,999

PREFERRED STOCKS (4.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Adelphia Business Solutions, Inc. Ser. B, 12.875% pfd.                           $            1
            183,665 Avecia Group PLC $4.00 pfd. (United Kingdom) (PIK)                                    4,591,625
            121,395 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        5,098,590
            169,500 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  4,323,945
             87,420 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   4,982,940
              8,330 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               220,745
            795,000 CSBI Capital Trust I 144A company guaranty Ser. A, 11.75% pfd.                          886,425
             87,636 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    9,026,508
             11,388 Decrane Aircraft Holdings Co. $16.00 pfd. (PIK)                                       1,138,788
              6,385 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                           73,428
             68,200 Doane Pet Care Co. $7.125 pfd.                                                        2,046,000
                256 Dobson Communications Corp. 13.00% pfd.                                                 222,720
              3,427 Dobson Communications Corp. 12.25% pfd. (PIK)                                         2,981,847
              2,750 First Republic Capital Corp. 144A 10.50% pfd.                                         2,750,000
              6,075 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                     3,067,875
                  1 ICG Holdings, Inc. 14.00% pfd. (Canada) (PIK)                                                 1
              5,705 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             5,419,750
                580 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                              203,000
              4,011 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                1,002,750
             65,900 North Atlantic Trading Co. $3.00 pfd. (PIK)                                           1,054,400
              1,132 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    9,735,200
              2,400 PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                  112,800
              3,456 Rural Cellular Corp. 12.25% pfd. (PIK)                                                1,728,170
                                                                                                     --------------
                    Total Preferred Stocks (cost $61,535,442)                                        $   60,667,508

FOREIGN GOVERNMENT BONDS AND NOTES (1.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           656,914 Argentina (Republic of) bonds Ser. 2018, 12 1/4s, 2018 (In default) (NON)        $      158,316
          1,250,000 Brazil (Federal Republic of) notes 11s, 2012                                          1,146,875
          3,515,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                   2,878,785
          1,135,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,095,275
            765,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 5s
                    (6s, 8/15/02), 2030 (STP)                                                               393,210
            817,000 Peru (Republic of) 144A notes 9 1/8s, 2012                                              808,830
          1,760,000 Philippines (Republic of) notes 10 5/8s, 2025                                         1,841,840
          1,645,000 Russia (Federation of) bonds 12 3/4s, 2028                                            1,949,325
          2,735,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            2,616,028
          9,770,000 Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07),
                    2030 (STP)                                                                            6,462,855
            375,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                380,250
            360,000 Turkey (Republic of) notes 11 1/2s, 2012                                                360,900
          1,520,000 United Mexican States bonds 11 3/8s, 2016                                             1,963,080
          1,595,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      1,638,863
            990,000 United Mexican States notes 7 1/2s, 2012                                              1,007,325
          2,815,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      3,248,510
            455,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              301,438
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes (cost $24,586,689)                      $   28,251,705

COMMON STOCKS (1.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              7,876 Alderwoods Group, Inc. (NON)                                                     $      103,569
            255,713 Arch Wireless, Inc. (NON)                                                                 2,046
             76,687 Aurora Foods, Inc. (NON)                                                                322,085
             27,272 Capstar Broadcasting 144A (NON)                                                          62,726
             64,112 Celcaribe SA (Colombia) (NON)                                                             1,923
             69,120 Covad Communications Group, Inc. 144A (NON)                                             108,864
              6,385 Delta Funding Residual Exchange Co., LLC (NON)                                        1,395,123
              6,385 Delta Funding Residual Management, Inc. (NON)                                                64
            111,240 Doskocil Manufacturing Company, Inc. (NON)                                              333,720
            441,823 Focal Communications Corp. (NON)                                                         97,201
             39,109 Genesis Health Ventures, Inc. (NON)                                                     609,318
             60,553 Intira Corp.                                                                                  6
              6,876 MPower Holdings Corp. 144A (NON)                                                            309
         10,495,000 Paracelsus Healthcare Corp. (NON)                                                         1,050
            216,458 Pioneer Companies, Inc. (NON)                                                           405,859
                613 Quorum Broadcast Holdings, Inc. Class E (acquired 5/15/01,
                    cost $611,768) (RES)                                                                    613,070
                588 RCN Corp. (NON)                                                                             770
             65,654 Regal Cinemas, Inc. (NON)                                                             7,221,940
              2,996 RSL Communications, Ltd. Class A (NON)                                                       21
            160,552 Safety Components International, Inc. (acquired 11/6/98, cost $649,365) (RES)         1,404,830
             33,599 United Artists Theatre Co. (NON)                                                        268,792
             12,145 Vast Solutions, Inc. Class B1 (NON)                                                      36,435
             12,145 Vast Solutions, Inc. Class B2 (NON)                                                      36,435
             12,145 Vast Solutions, Inc. Class B3 (NON)                                                      36,435
             13,000 Wayland Investment Fund II (acquired 2/2/01, cost $1,300,000) (RES)                   1,300,000
                  6 WorldCom, Inc.-WorldCom Group (NON)                                                          45
                                                                                                     --------------
                    Total Common Stocks (cost $22,126,200)                                           $   14,362,636

CONVERTIBLE BONDS AND NOTES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           500,000 Adelphia Communications Corp. cv. sub. notes 6s, 2006                            $      415,000
          2,205,000 American Tower Corp. cv. notes 5s, 2010                                               1,104,264
          2,470,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                  2,444,559
          1,440,000 Echostar Communications Corp. 144A cv. sub. notes 5 3/4s, 2008                        1,251,000
            140,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            134,750
            310,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    199,950
          3,150,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                1,582,875
            650,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                        515,938
            570,000 Telewest Finance 144A cv. company guaranty 6s, 2005 (United Kingdom)                    273,600
          5,825,000 Telewest Finance Corp. cv. sub. notes 6s, 2005 (United Kingdom)                       2,796,000
          3,000,000 Total Renal Care Holdings, Inc. 144A cv. notes 7s, 2009                               2,969,100
                                                                                                     --------------
                    Total Convertible Bonds and Notes (cost $15,355,472)                             $   13,687,036

BRADY BONDS (0.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         8,256,604 Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                $    6,708,491
          1,315,000 Brazil (Federal Republic of) govt. guaranty Ser. 18YR, FRB 3 1/4s, 2012                 965,736
          2,552,900 Bulgaria (Government of) deb. FRB Ser. PDI, 2.813s, 2011                              2,242,212
          2,142,825 Venezuela (Republic of) deb. FRB Ser. DL, 4 3/4s, 2007                                1,658,118
                                                                                                     --------------
                    Total Brady Bonds (cost $11,315,193)                                             $   11,574,557

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
         12,035,565 Contifinancial Corp. Liquidating Trust units 8 1/8s, 2031 (NON)                  $      631,867
              2,483 Hercules Trust II units cum. cv. pfd. 6 1/2s                                          1,291,160
          2,680,000 Pegasus Shipping 144A units stepped-coupon zero % (14 1/2s,
                    6/20/03), 2008 (Bermuda) (STP)                                                           93,800
             55,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    16,500
             19,405 XCL, Ltd. 144A units 9.50% cv. cum. pfd. (In default) (NON) (PIK)                         9,703
                                                                                                     --------------
                    Total Units (cost $11,209,617)                                                   $    2,043,030

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
              1,640 Bestel SA de CV (Mexico)                                              5/15/05           131,200
              5,160 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08               516
              3,200 CGA Group, Ltd. 144A                                                  2/11/07                32
              2,890 Colo.com, Inc. 144A                                                   3/15/10                29
                130 Cybernet Internet Services International, Inc. 144A                   7/1/09                  1
              2,930 Dayton Superior Corp.                                                 6/15/09            29,300
              7,940 Decrane Aircraft Holdings Co.                                         9/30/08                 8
                  1 Decrane Aircraft Holdings Co. Class B                                 6/30/10                 1
             67,681 Delta Financial Corp.                                                 12/21/10                7
                375 Destia Communications 144A                                            7/15/07                 4
             42,305 Diva Systems Corp. 144A                                               3/1/08                423
             32,621 Genesis Health Ventures, Inc.                                         10/1/02            52,194
                 60 Globalstar Telecommunications                                         2/15/04                 1
              3,600 Horizon PCS, Inc.                                                     10/1/10            36,000
             53,776 ICG Communications, Inc.                                              10/15/05              538
                375 Insilco Corp. 144A                                                    8/15/07                 1
              1,670 Insilco Holding Co.                                                   8/15/08            66,800
                 20 Interact Systems, Inc.                                                8/1/03                  1
              1,020 Interact Systems, Inc. 144A                                           12/15/09               10
            363,973 Intira Corp. Class B                                                  9/29/10                36
              3,070 iPCS, Inc. 144A                                                       7/15/10            30,700
                470 Iridium World Com 144A                                                7/15/05                 1
              2,010 IWO Holdings, Inc.                                                    1/15/11            20,100
              3,610 Jostens, Inc.                                                         5/1/10             36,100
              3,980 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                40
              3,815 Knology Holdings, Inc.                                                10/22/07               95
              2,000 Leap Wireless International, Inc. 144A                                4/15/10            60,000
             10,508 Loral Space & Communications, Ltd.                                    12/27/06              105
                320 McCaw International, Ltd.                                             4/15/07                 3
              2,800 Mediq, Inc. 144A                                                      6/1/09                 28
                 30 Metronet Communications 144A                                          8/15/07                15
              1,410 Mikohn Gaming Corp. 144A                                              8/15/08             7,050
                440 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 50 Orion Network Systems                                                 1/15/07                 1
              2,560 Paxson Communications Corp. 144A                                      6/30/03            11,520
              1,340 Pliant Corp. 144A                                                     6/1/10              2,680
                300 Raintree Resort 144A                                                  12/1/04                 3
              2,480 Startec Global Communications Corp.                                   5/15/08                25
              1,580 Telehub Communications Corp. 144A                                     7/31/05                 2
              1,387 Telex Communications Group, Inc.                                      3/30/07                14
              2,130 Travel Centers of America, Inc. 144A                                  5/1/09                 21
              5,200 Ubiquitel, Inc. 144A                                                  4/15/10           145,600
                125 UIH Australia/Pacific, Inc. 144A                                      5/15/06                 1
            131,268 United Artists Theatre                                                3/2/08          1,050,138
              4,030 Veraldo Holdings, Inc. 144A                                           4/15/08                40
                110 Versatel Telecom NV (Netherlands)                                     5/15/08                55
                990 WAM!NET, Inc.                                                         3/1/05                 10
              3,250 XM Satellite Radio Holdings, Inc. 144A                                3/15/10             3,250
            125,000 ZSC Specialty Chemicals PLC 144A (United Kingdom)                     6/30/11           203,125
            125,000 ZSC Specialty Chemicals PLC 144A pfd.
                    (United Kingdom)                                                      6/30/11            78,125
                                                                                                     --------------
                    Total Warrants (cost $8,261,242)                                                 $    1,965,951

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  8 Anker Coal Group, Inc. 14.25% cv. pfd.                                           $           40
            172,927 Earthwatch, Inc. 144A Ser. C, 8.50% cv. pfd. (PIK)                                        1,729
                237 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                       26,070
              6,500 Global Crossing, Ltd. 144A 7.00% cum. cv. pfd. (Bermuda) (In default) (NON)               8,938
              1,020 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                               10
             20,900 LTV Corp. (The) 144A $4.125 cv. pfd. (In default) (NON)                                  57,475
                112 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   952,000
             26,408 Penisula Gaming Partners 144A $7.14 cv. pfd.                                            158,445
             35,179 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                            35,179
              2,937 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                       1,469
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $4,194,430)                             $    1,241,355

SHORT-TERM INVESTMENTS (4.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           140,000 US Treasury Bills zero %, June 13, 2002 (SEG)                                    $      139,337
         15,000,000 CXC Inc. for an effective yield of 1.76%                                             14,991,200
         20,000,000 Federal Home Loan Mortgage Corp. for an effective yield of 1.7%                      19,975,083
            564,645 Short-term investments held as collateral for loaned securities with yields ranging from 1.74% to 1.95% and due dates ranging from
                    March 1, 2002 to March 28, 2002 (d)                                                     564,245
         29,882,000 Interest in $750,000,000 joint tri-party repurchase agreement dated
                    February 28, 2002 with Goldman Sachs & Co. due March 1, 2002 with respect to various U.S. Government obligations -- maturity
                    value of $29,883,569 for an effective yield of 1.89%                                 29,882,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $65,551,865)                                  $   65,551,865
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,694,955,697) (b)                                      $1,445,457,642
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,483,608,969.

  (b) The aggregate identified cost on a tax basis is $1,704,383,702, resulting in gross unrealized appreciation and depreciation of $50,046,191 and $308,972,251, respectively, or net unrealized depreciation of $258,926,060.

(NON) Non-income-producing security.

(STP) The dividend rate and date shown parenthetically represent the new dividend rate to be paid and the date the fund will begin accruing dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2002 was $40,704,993 or 2.7% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2002.

(WIS) When-issued securities (Note 1).

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at February 28, 2002, which are subject to change based on the terms of the security.


------------------------------------------------------------------------------
Futures Contracts Outstanding at February 28, 2002 (Unaudited)
                                   Aggregate Face  Expiration      Unrealized
                     Total Value       Value         Date        Depreciation
------------------------------------------------------------------------------
US Treasury Bond
Future (Long)         $6,071,465    $6,091,938      Jun-02         $(20,473)
------------------------------------------------------------------------------

Written Put Options on Foreign Currency Outstanding at February 28, 2002
(premium received $1,474,737)
                                                   Expiration Date/  Market
Contract Amount                                     Strike Price     Value
------------------------------------------------------------------------------
$8,415,000  HYDI OTC Option (Morgan Guaranty Trust)  Nov 06/100  $1,701,513
------------------------------------------------------------------------------

Swap Contracts Outstanding at February 28, 2002 (Unaudited)

                          Notional         Termination            Unrealized
                           Amount             Date               Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated October 27,
2000 to receive
semi-annually the
notional amount
multiplied by
6.74% and pay
quarterly the
notional amount
multiplied by
three month USD
LIBOR.                  $25,500,000        10/31/05              $2,069,930
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $519,146 of securities on
loan (identified cost $1,694,955,697) (Note 1)                               $1,445,457,642
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        35,646,140
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            7,007,165
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   18,920,113
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       2,069,930
-------------------------------------------------------------------------------------------
Total assets                                                                  1,509,100,990

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                23,969
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                    303,824
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             5,369,199
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 12,733,578
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,266,154
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,234,317
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          282,308
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        50,121
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,189
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              809,231
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums receivable $1,474,737)            1,701,513
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  564,245
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              149,373
-------------------------------------------------------------------------------------------
Total liabilities                                                                25,492,021
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,483,608,969

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,102,174,553
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (19,809,912)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions (Note 1)                                                          (351,080,298)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (247,675,374)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $1,483,608,969

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share ($607,407,642
divided by 111,628,718 shares)                                                        $5.44
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $5.44)*                                $5.71
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share ($667,242,495
divided by 122,371,224 shares)**                                                      $5.45
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share ($43,065,759
divided by 7,909,943 shares)                                                          $5.44
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share ($33,663,207
divided by 6,175,484)                                                                 $5.45
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $5.45)*                                $5.63
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($132,229,866 divided by by 24,381,321)                                               $5.42
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $ 81,766,361
-------------------------------------------------------------------------------------------
Dividends                                                                         3,818,121
-------------------------------------------------------------------------------------------
Securities lending                                                                    2,129
-------------------------------------------------------------------------------------------
Total investment income                                                          85,586,611

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,375,961
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      772,317
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    25,775
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     12,844
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               728,722
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,367,236
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               183,643
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                80,535
-------------------------------------------------------------------------------------------
Other                                                                               457,332
-------------------------------------------------------------------------------------------
Total expenses                                                                   10,004,365
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (49,228)
-------------------------------------------------------------------------------------------
Net expenses                                                                      9,955,137
-------------------------------------------------------------------------------------------
Net investment income                                                            75,631,474
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (76,737,700)
-------------------------------------------------------------------------------------------
Net realized loss on written options (Notes 1 and 3)                               (133,922)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      31,955
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (17,513)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap
contracts and written options during the period                                 (13,271,926)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (90,129,106)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(14,497,632)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   75,631,474   $  153,187,141
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (76,857,180)    (141,821,925)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (13,271,926)     (57,368,885)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (14,497,632)     (46,003,669)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (35,754,057)     (66,940,987)
--------------------------------------------------------------------------------------------------
   Class B                                                            (38,734,636)     (79,908,952)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,104,471)      (2,941,386)
--------------------------------------------------------------------------------------------------
   Class M                                                             (1,930,390)      (3,764,066)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (5,375,763)      (3,582,331)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --         (117,704)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (140,506)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --           (5,172)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --           (6,618)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --           (6,299)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     138,558,631      276,730,841
--------------------------------------------------------------------------------------------------
Total increase in net assets                                           40,161,682       73,313,151

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,443,447,287    1,370,134,136
--------------------------------------------------------------------------------------------------
End of period (Including distributions in excess of net investment income
of $19,809,912 and $11,542,069, respectively)                      $1,483,608,969   $1,443,447,287
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                          For the period
Per-share                           February 28                                        Dec. 31, 1997+
operating performance               (Unaudited)           Year ended August 31          to August 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.83        $6.78        $7.49        $8.02        $8.50
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .31          .72          .77          .78          .41(f)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.36)        (.93)        (.70)        (.48)        (.47)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.05)        (.21)         .07          .30         (.06)
-----------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.34)        (.74)        (.77)        (.78)        (.32)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)        (.02)        (.05)
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)        --         (.03)        (.05)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.34)        (.74)        (.78)        (.83)        (.42)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.44        $5.83        $6.78        $7.49        $8.02
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (0.82)*      (2.94)         .97         3.85        (1.08)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $607,408     $590,355     $561,606     $594,559     $278,847
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .52*        1.05         1.01         1.06          .84(f)*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.49*       11.69        10.71         9.99         4.57(f)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.82*       90.24        87.91        51.30(e)     44.05*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of less than 0.01% based on average net assets per class A share for the period ended
    August 31, 1998.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                           For the period
Per-share                           February 28                                        Dec. 31, 1997+
operating performance               (Unaudited)          Year ended August 31           to August 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.84        $6.79        $7.50        $8.01        $8.50
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .29          .67          .71          .72          .36(f)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.36)        (.93)        (.69)        (.46)        (.46)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.07)        (.26)         .02          .26         (.10)
-----------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.32)        (.69)        (.72)        (.72)        (.29)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)        (.02)        (.05)
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)        --         (.03)        (.05)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.32)        (.69)        (.73)        (.77)        (.39)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.45        $5.84        $6.79        $7.50        $8.01
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (1.19)*      (3.67)         .21         3.33        (1.58)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $667,242     $717,535     $758,381     $855,729     $444,096
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .90*        1.80         1.76         1.81         1.34(f)*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.13*       10.98         9.96         9.24         4.07(f)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.82*       90.24        87.91        51.30(e)     44.05*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of less than 0.01% based on average net assets per class B share for the period ended
    August 31, 1998.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                              For the period
Per-share                           February 28                           July 26, 1999+
operating performance               (Unaudited)     Year ended August 31   to August 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.83        $6.79        $7.50        $7.69
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .28          .67          .71          .08
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.35)        (.94)        (.69)        (.20)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.07)        (.27)         .02         (.12)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.32)        (.69)        (.72)        (.07)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)          --(d)
----------------------------------------------------------------------------------------
From return of capital                    --           --(d)        --           --(d)
----------------------------------------------------------------------------------------
Total distributions                     (.32)        (.69)        (.73)        (.07)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.44        $5.83        $6.79        $7.50
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (1.19)*      (3.82)         .20        (1.52)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $43,066      $35,239      $17,220       $1,528
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .90*        1.80         1.76          .18*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.10*       10.82         9.97         1.18*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.82*       90.24        87.91        51.30(e)
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                           For the period
Per-share                           February 28                                        Dec. 31, 1997+
operating performance               (Unaudited)           Year ended August 31          to August 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.84        $6.78        $7.50        $8.01        $8.50
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .30          .70          .75          .77          .40(f)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.36)        (.92)        (.71)        (.47)        (.48)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.06)        (.22)         .04          .30         (.08)
-----------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.33)        (.72)        (.75)        (.76)        (.31)
-----------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)        (.02)        (.05)
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --(d)        --         (.03)        (.05)
-----------------------------------------------------------------------------------------------------
Total distributions                     (.33)        (.72)        (.76)        (.81)        (.41)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.45        $5.84        $6.78        $7.50        $8.01
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (0.95)*      (3.04)         .57         3.86        (1.33)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $33,663      $32,769      $32,928      $39,443      $19,094
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .65*        1.30         1.26         1.31         1.01(f)*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.37*       11.47        10.46         9.71         4.49(f)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 33.82*       90.24        87.91        51.30(e)     44.05*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of less than 0.01% based on average net assets per class M share for the period ended
    August 31, 1998.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------
                                     Six months
                                        ended   For the period
Per-share                              Feb. 28   Oct. 2, 2000+
operating performance                (Unaudited) to August 31
--------------------------------------------------------------
                                        2002         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $5.81        $6.62
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (a)                .30          .65
--------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.34)        (.77)
--------------------------------------------------------------
Total from
investment operations                   (.04)        (.12)
--------------------------------------------------------------
Less distributions
--------------------------------------------------------------
From net
investment income                       (.35)        (.69)
--------------------------------------------------------------
From return of capital                    --           --(d)
--------------------------------------------------------------
Total distributions                     (.35)        (.69)
--------------------------------------------------------------
Net asset value,
end of period                          $5.42        $5.81
--------------------------------------------------------------
Total return at
net asset value (%)(b)                 (0.70)*      (1.63)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                      $132,230      $67,550
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .40*         .73*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.57*       10.61*
--------------------------------------------------------------
Portfolio turnover (%)                 33.82*       90.24
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust II ("the fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC believes does not involve undue risk to income or principal. Capital growth is a secondary goal when consistent with achieving high current income.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized /accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the fund's exposure to interest rates. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002, the value of securities loaned amounted to $519,146. The fund received cash collateral of $564,245 which is pooled with collateral of other Putnam funds into 31 issuers of high-grade short-term investments.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2002, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2001, the fund had a capital loss carryover of approximately $143,178,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover       Expiration
----------------     --------------------
     $ 3,691,000     August 31, 2005
       4,909,000     August 31, 2006
      14,567,000     August 31, 2007
      24,799,000     August 31, 2008
      95,212,000     August 31, 2009

K) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2002, the fund's expenses were reduced by $49,228 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,777 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received net commissions of $149,108 and $4,120 from the sale of class A and class M shares, respectively, and received $759,839 and $10,935 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received $824 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $546,314,254 and $447,828,839, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the year are summarized as follows:

                                    Contract      Premiums
                                     Amounts      Received
----------------------------------------------------------
Written options outstanding
at beginning of year             $        --    $       --
----------------------------------------------------------
Options opened                    11,500,000     2,028,865
----------------------------------------------------------
Options expired                           --            --
----------------------------------------------------------
Options closed                    (3,085,000)     (554,128)
----------------------------------------------------------
Written options outstanding
at end of year                   $ 8,415,000    $1,474,737
----------------------------------------------------------

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                              Six months February 28, 2002
----------------------------------------------------------
Class A                               Shares        Amount
----------------------------------------------------------
Shares sold                       33,632,895 $ 186,637,377
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                   4,419,674    24,358,409
----------------------------------------------------------
                                  38,052,569   210,995,786

Shares repurchased               (27,707,801) (153,904,181)
----------------------------------------------------------
Net increase                      10,344,768 $  57,091,605
----------------------------------------------------------

                                Year ended August 31, 2001
----------------------------------------------------------
Class A                               Shares        Amount
----------------------------------------------------------
Shares sold                       62,282,987 $ 381,280,454
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                   7,512,371    45,478,995
----------------------------------------------------------
                                  69,795,358   426,759,449

Shares repurchased               (51,396,089) (315,420,241)
----------------------------------------------------------
Net increase                      18,399,269 $ 111,339,208
----------------------------------------------------------

                              Six months February 28, 2002
----------------------------------------------------------
Class B                               Shares        Amount
----------------------------------------------------------
Shares sold                       16,476,309 $  91,609,519
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                   3,705,359    20,455,221
----------------------------------------------------------
                                  20,181,668   112,064,740

Shares repurchased               (20,699,539) (114,880,177)
----------------------------------------------------------
Net decrease                        (517,871)$  (2,815,437)
----------------------------------------------------------

                                Year ended August 31, 2001
----------------------------------------------------------
Class B                               Shares        Amount
----------------------------------------------------------
Shares sold                       46,403,607 $ 284,506,937
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                   6,903,440    41,922,154
----------------------------------------------------------
                                  53,307,047   326,429,091

Shares repurchased               (42,121,770) (257,266,536)
----------------------------------------------------------
Net increase                      11,185,277 $  69,162,555
----------------------------------------------------------

                              Six months February 28, 2002
----------------------------------------------------------
Class C                               Shares        Amount
----------------------------------------------------------
Shares sold                        3,626,319  $ 20,168,898
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                     210,838     1,162,756
----------------------------------------------------------
                                   3,837,157    21,331,654

Shares repurchased                (1,969,117)  (10,945,149)
----------------------------------------------------------
Net increase                       1,868,040  $ 10,386,505
----------------------------------------------------------

                                Year ended August 31, 2001
----------------------------------------------------------
Class C                               Shares        Amount
----------------------------------------------------------
Shares sold                        7,127,821  $ 43,425,338
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                     305,173     1,844,284
----------------------------------------------------------
                                   7,432,994    45,269,622

Shares repurchased                (3,928,597)  (23,814,315)
----------------------------------------------------------
Net increase                       3,504,397  $ 21,455,307
----------------------------------------------------------

                              Six months February 28, 2002
----------------------------------------------------------
Class M                               Shares        Amount
----------------------------------------------------------
Shares sold                        1,319,101   $ 7,323,551
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                     250,319     1,381,832
----------------------------------------------------------
                                   1,569,420     8,705,383

Shares repurchased                (1,007,586)   (5,586,736)
----------------------------------------------------------
Net increase                         561,834   $ 3,118,647
----------------------------------------------------------

                                Year ended August 31, 2001
----------------------------------------------------------
Class M                               Shares        Amount
----------------------------------------------------------
Shares sold                        2,595,150  $ 15,900,004
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                     428,912     2,602,256
----------------------------------------------------------
                                   3,024,062    18,502,260

Shares repurchased                (2,263,678)  (13,786,876)
----------------------------------------------------------
Net increase                         760,384  $  4,715,384
----------------------------------------------------------

                        Six months ended February 28, 2002
----------------------------------------------------------
Class Y                               Shares        Amount
----------------------------------------------------------
Shares sold                       15,554,294  $ 86,087,812
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                     976,710     5,375,763
----------------------------------------------------------
                                  16,531,004    91,463,575

Shares repurchased                (3,766,296)  (20,686,264)
----------------------------------------------------------
Net increase                      12,764,708  $ 70,777,311
----------------------------------------------------------

                            For the period October 2, 2000
                              (commencement of operations)
                                        to August 31, 2001
----------------------------------------------------------
Class Y                               Shares        Amount
----------------------------------------------------------
Shares sold                       14,298,350  $ 86,127,188
----------------------------------------------------------
Shares issued in connection
with the reinvestment
of distributions                     605,395     3,588,630
----------------------------------------------------------
                                  14,903,745    89,715,818

Shares repurchased                (3,287,132)  (19,657,431)
----------------------------------------------------------
Net increase                      11,616,613  $ 70,058,387
----------------------------------------------------------

Note 5
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.

Note 6
Actions by trustees

On March 15, 2002, the Trustees approved, in principle, the merger of Putnam High Yield Trust II into Putnam High Yield Trust. The transaction is scheduled to occur in later 2002. It is subject to a number of conditions and there is no guarantee it will occur.


PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With more than 60 years of experience, Putnam now has over $339 billion in assets under management, over 100 mutual funds, over 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to the role of the financial advisor, who continually provides sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin Cronin
Vice President

Stephen Peacher
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam High Yield Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA064-79267  2HB/2HD/2HE  4/02



PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]

-----------------------------------------------------------------------------

Putnam High Yield Trust II
Supplement to Semiannual Report dated 2/28/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE

-----------------------------------------------------------------------------

Total return for periods ended 2/28/02

                                                               NAV
6 months                                                     -0.74%
1 year                                                       -1.53
Life of fund (since class A inception, 12/31/97)             -0.14
Annual average                                               -0.03

Share value:                                                   NAV

8/31/01                                                      $5.81
2/28/02                                                      $5.42

-----------------------------------------------------------------------------

Distributions:     No.       Income      Capital gains        Total

                   6       $0.342895          --           $0.342895
-----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Putnam
Financial
Services
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02


[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]


Dear Fellow Shareholder:

After a year of negative economic and market news, capped by the traumatic events of September 11 and the Enron collapse, Putnam Financial Services Fund closed the books on fiscal 2002 with a loss, although the fund did outperform its benchmark index. The management team will explain in the following pages the reasons for the loss and discuss expectations for the future.

We hope you read the management team's discussion, as it will provide you with a good understanding of what has been driving your fund's performance. As you do, you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

As you may already know, during the past year Putnam conducted a comprehensive review of its fund lineup and investment resources. Based on that review, Putnam Management proposed and the Trustees voted to close several incubated funds. Your fund is scheduled for liquidation, details of which are explained on page 6.

We know that Putnam Investments values its relationship with you and other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                  /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 11, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam U.S. Large-Cap Core Team

During its fiscal year, Putnam Financial Services Fund benefited from general strength in financial services stocks, which as a sector outperformed the Standard & Poor's 500[REGISTRATION MARK] Index. Following the trends in the sector during the past 12 months, the fund's banking, insurance, and brokerage holdings contributed to performance while its asset management holdings lagged. In a year of continued stock market volatility, the fund produced a disappointing negative return. However, the fund outperformed its benchmark index, the Russell 1000 Financials Index, primarily as a result of strong performance from its banking and insurance holdings.

Total return for 12 months ended 2/28/02

       Net asset value              Public offering price
-----------------------------------------------------------------------
           -4.35%                           -9.89%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods begins on page 8.

* FUND GENERALLY BENEFITED FROM FINANCIAL SERVICES STRENGTH

Insurance stocks performed well in the final months of the period and outperformed the stock market over the fund's fiscal period. These stocks suffered significant declines in the aftermath of the terrorist attacks on September 11, but recovered strongly in the fourth quarter. While the overall insurance weighting declined during the period, we acquired some insurance stocks when prices were low, believing the sector was oversold and represented solid value. The fund benefited as a result: its two largest positions in this sector, American International Group and XL Capital, were also among the fund's top-performing stocks during the fiscal year. These firms are both Bermuda-based property and casualty insurers. For the year, insurance companies generally outperformed the equity markets. Property/casualty insurance companies performed particularly well in the fourth quarter of 2001 and have continued to perform well this year.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                                 44.4%

Investment banking/brokerage            17.6%

Financial                               13.6%

Consumer finance                        12.9%

Insurance                                7.1%

Footnote reads:
*Based on net assets as of 2/28/02. Holdings will vary over time.

In the property/casualty business, pricing also firmed toward the end of 2001. Companies were able to charge higher rates for risk because it was generally perceived by the industry and by customers that higher prices were warranted. This illustrates the cyclical nature of the insurance business, and the industry has moved into a more positive cycle from a pricing standpoint.

The banking industry benefited from the steep declines in short-term interest rates resulting from the Federal Reserve Board's aggressive easing policy during 2001. As most investors know, over calendar 2001, the benchmark Federal Funds rate was lowered 11 times to a 40-year low of 1.75%. Regional lenders in particular performed well, as consumers refinanced home loans in record numbers to take advantage of historically low mortgage rates.

One of the key factors influencing performance in the banking sector was credit quality. Companies generally were rewarded in the stock market for having lower debt, especially toward the end of the fund's fiscal year. Additionally, because of the added risks from the slower economy in the past 12 months, banks were able to charge higher rates for loans towards the end of 2001 -- a pricing advantage that helped boost profit margins.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

U.S. Bancorp
Banking

Freddie Mac
Financial

Comerica, Inc.
Banking

Wells Fargo & Co.
Banking

J.P. Morgan Chase & Co.
Investment banking/brokerage

Citigroup, Inc.
Financial

Bank of New York Company, Inc.
Banking

Capital One Financial Corp.
Consumer finance

Merrill Lynch & Company, Inc.
Investment banking/brokerage

Household International, Inc.
Consumer finance

Footnote reads:
These holdings represent 53.4% of the fund's net assets as of 2/28/02. Portfolio holdings will vary over time.


Brokerage stocks also performed well because their prices had declined so much that they became attractive values for investors. Companies in the money management business, including trust companies and publicly traded asset management firms, performed poorly due to declining asset levels, which lowered both revenues and profits significantly.

* FUND'S STRATEGY OF SEEKING VALUE PROVED EFFECTIVE

Our strategy during the year was to find the most attractively valued stocks with the greatest potential for appreciation. Based on cash-flow forecasts from our research analysts, we identified stocks that were highly undervalued. This strategy worked well, with one exception:
Providian experienced surprisingly negative results, as many of its customers, especially those in the lower income bracket in which the lender has a niche, defaulted on their credit card loans. The stock was sold before the end of the period. With the exception of Providian, the solid returns from most of the fund's other holdings gave us confidence that our processes and research capabilities were on track.

While this fund is ceasing operations, the knowledge that its management team has gained through its intense focus on the financial services sector will continue to contribute to the management of other Putnam funds, and we hope to be able to continue to help shareholders work toward their financial goals in that capacity.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one industry and involves more risk than a fund that invests more broadly.

FUND SCHEDULED TO CLOSE APRIL 26, 2002

During the past year, Putnam conducted a comprehensive review of its fund lineup and investment resources. Based on that review, Putnam Management proposed that a number of incubated funds be closed. The Trustees have approved the proposal. This fund is among those that will be liquidated, effective April 26, 2002.

Shareholders may exchange incubated fund shares for shares of another Putnam fund at net asset value anytime before April 24, 2002. Shares of incubated funds held in nonretirement accounts that are not exchanged before April 24 will be liquidated and the proceeds mailed to the address of record after April 26, 2002. We encourage you to consult your financial advisor and review your investment program in light of these changes. You may also call Putnam Preferred Access at 1-800-634-1590 for more information.

Letters providing information about the liquidation have been mailed to all shareholders of incubated Putnam funds.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The fund invests in companies in the financial services industries.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                                                   Russell 1000
                                                     Financial
                                                     Services       Consumer
Since (1/8/01)                 NAV          POP        Index      price index
-------------------------------------------------------------------------------
1 year                       -4.35%       -9.89%       -8.24%        1.02%
-------------------------------------------------------------------------------
Life of fund                 -8.52       -13.79       -16.03         2.01
Annual average               -7.48       -12.15       -13.97         1.73
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns reflect the current maximum initial sales charge of 5.75%. For a portion of the period, this fund was sold on a limited basis and had limited assets. Performance data reflect an expense limitation currently in effect, without which total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 2/28/02

-------------------------------------------------------------------------------
Distributions
(number)                                        1
-------------------------------------------------------------------------------
Income                                       $0.047
-------------------------------------------------------------------------------
Capital gains                                  --
-------------------------------------------------------------------------------
  Total                                      $0.047
-------------------------------------------------------------------------------
Share value:                           NAV            POP
-------------------------------------------------------------------------------
2/28/01                               $8.13          $8.63
-------------------------------------------------------------------------------
2/28/02                                7.73           8.20
-------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

Since (1/8/01)                         NAV            POP
-------------------------------------------------------------------------------
1 year                                7.36%          1.20%
-------------------------------------------------------------------------------
Life of fund                         -0.35          -6.09
Annual average                       -0.28          -4.96
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or loss when you sell your shares.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/8/01

                                Russell 1000
              Fund's class A     Financial       Consumer price
Date          shares at POP    Services Index        index

  1/8/01         9,425             10,000           10,000
 2/28/01         9,013              9,150           10,097
 5/31/01         9,546              9,074           10,172
 8/31/01         8,847              8,556           10,172
11/30/01         8,570              8,363           10,178
 2/28/02        $8,621             $8,397          $10,201

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

The Russell 1000 Financial Services Index* is an unmanaged index of financial services companies in the Russell 1000.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees
Putnam Funds Trust

We have audited the accompanying statement of assets and liabilities of Putnam Financial Services Fund, a series of the Putnam Funds Trust, including the fund's portfolio, as of February 28, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period from January 8, 2001 (commencement of operations) to February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Financial Services Fund as of February 28, 2002, the results of its operations for the year then ended, and changes in its net assets and financial highlights for the year then ended and the period from January 8, 2001 (commencement of operations) to February 28, 2001 in conformity with accounting principles generally accepted in the United States of America.

                                                 KPMG LLP

Boston, Massachusetts
April 4, 2002




THE FUND'S PORTFOLIO
February 28, 2002

COMMON STOCKS (99.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (44.4%)
-------------------------------------------------------------------------------------------------------------------
              1,199 Bank of America Corp.                                                            $       76,676
              4,024 Bank of New York Company, Inc.                                                          151,463
              2,170 Charter One Financial, Inc.                                                              66,098
              2,953 Comerica, Inc.                                                                          176,737
                645 Fifth Third Bancorp                                                                      41,125
                802 Greater Bay Bancorp                                                                      25,544
                743 Greenpoint Financial Corp.                                                               32,692
              1,257 M&T Bank Corp.                                                                           96,161
              2,891 Mellon Financial Corp.                                                                  104,076
              1,579 South Trust Corp.                                                                        39,901
             11,425 U.S. Bancorp                                                                            238,211
              2,357 Washington Mutual, Inc.                                                                  76,673
              3,430 Wells Fargo & Co.                                                                       160,867
              1,732 Zions Bancorporation                                                                     91,536
                                                                                                      -------------
                                                                                                          1,377,760

Conglomerates (1.4%)
-------------------------------------------------------------------------------------------------------------------
                 18 Berkshire Hathaway, Inc. Class B (NON)                                                   43,650

Consumer Finance (12.9%)
-------------------------------------------------------------------------------------------------------------------
              2,933 Capital One Financial Corp.                                                             144,509
              2,529 Household International, Inc.                                                           130,244
              2,610 MBNA Corp.                                                                               90,515
              2,070 Metris Companies, Inc.                                                                   33,700
                                                                                                      -------------
                                                                                                            398,968

Financial (13.6%)
-------------------------------------------------------------------------------------------------------------------
              1,441 American Express Co.                                                                     52,524
              3,361 Citigroup, Inc.                                                                         152,085
              3,434 Freddie Mac                                                                             218,883
                                                                                                      -------------
                                                                                                            423,492

Insurance (7.1%)
-------------------------------------------------------------------------------------------------------------------
                485 ACE, Ltd. (Bermuda)                                                                      21,292
              1,592 American International Group, Inc.                                                      117,760
                856 XL Capital, Ltd. Class A (Bermuda)                                                       81,543
                                                                                                      -------------
                                                                                                            220,595

Investment Banking/Brokerage (17.6%)
-------------------------------------------------------------------------------------------------------------------
              1,274 Charles Schwab Corp. (The)                                                               16,613
                571 Federated Investors, Inc.                                                                18,032
              1,105 Goldman Sachs Group, Inc. (The)                                                          89,439
              5,252 JPMorgan Chase & Co.                                                                    153,621
              2,731 Merrill Lynch & Company, Inc.                                                           130,951
              2,480 Morgan Stanley Dean Witter & Co.                                                        121,818
                561 Van der Moolen Holding NV ADR (Netherlands) (NON)                                        15,484
                                                                                                      -------------
                                                                                                            545,958

Real Estate (2.9%)
-------------------------------------------------------------------------------------------------------------------
                808 Boston Properties, Inc. (R)                                                              30,437
              2,106 Equity Office Properties Trust (R)                                                       60,442
                                                                                                      -------------
                                                                                                             90,879
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,175,982) (b)                                          $    3,101,302
-------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,104,861.

  (b) The aggregate identified cost on a tax basis is $3,218,067, resulting in gross unrealized appreciation and depreciation of $107,345 and $224,110, respectively, or net unrealized depreciation of $116,765.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,175,982) (Note 1)                                            $3,101,302
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                       2,551
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  218
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       48,672
-------------------------------------------------------------------------------------------
Total assets                                                                      3,152,743

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     27,862
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     12,603
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            566
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,114
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           133
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                3,597
-------------------------------------------------------------------------------------------
Total liabilities                                                                    47,882
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,104,861

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $3,376,269
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,429
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (198,157)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (74,680)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,104,861

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,104,861 divided by 401,793 shares)                                                $7.73
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.73)*                                $8.20
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended February 28, 2002

Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $8)                                             $   56,743
-------------------------------------------------------------------------------------------
Interest                                                                                437
-------------------------------------------------------------------------------------------
Security lending                                                                         24
-------------------------------------------------------------------------------------------
Total investment income                                                              57,204

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     22,590
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,263
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,397
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         40
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                               1,710
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               6,552
-------------------------------------------------------------------------------------------
Auditing                                                                             12,727
-------------------------------------------------------------------------------------------
Legal                                                                                 3,448
-------------------------------------------------------------------------------------------
Other                                                                                    45
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (18,272)
-------------------------------------------------------------------------------------------
Total expenses                                                                       35,500
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (3)
-------------------------------------------------------------------------------------------
Net expenses                                                                         35,497
-------------------------------------------------------------------------------------------
Net investment income                                                                21,707
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (197,299)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                           54,771
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (142,528)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                             $ (120,821)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                    Year ended      For the period January 8, 2001
                                                   February 28         (commencement of operations)
                                                          2002                to February 28, 2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                               $   21,707                          $    4,856
--------------------------------------------------------------------------------------------------
Net realized loss on investments                      (197,299)                             (6,968)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                          54,771                            (129,451)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
from operations                                       (120,821)                           (131,563)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                             (19,701)                                 --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                               227,165                             149,781
--------------------------------------------------------------------------------------------------
Total increase in net assets                            86,643                              18,218

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                           3,018,218                           3,000,000
--------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $1,429
and $--, respectively)                              $3,104,861                          $3,018,218
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------
                                       Year     For the period
Per-share                              ended     Jan. 8, 2001+
operating performance                 Feb. 28     to Feb. 28
--------------------------------------------------------------
                                        2002         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $8.13        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (a)(b)             .05          .01
--------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.40)        (.38)
--------------------------------------------------------------
Total from
investment operations                   (.35)        (.37)
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net investment income              (.05)          --
--------------------------------------------------------------
Total distributions                     (.05)          --
--------------------------------------------------------------
Net asset value,
end of period                          $7.73        $8.13
--------------------------------------------------------------
Total return at
net asset value (%)(c)                 (4.35)       (4.35)(d)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,105       $3,018
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(e)            1.10          .16*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)             .67          .16*
--------------------------------------------------------------
Portfolio turnover (%)                124.52        14.85*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended
    February 28, 2002 and February 28, 2001 reflect a reduction of 0.57% and
    0.35% based on average net assets per class A share, respectively (Note
    2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) For the period ended February 28, 2001, Putnam, LLC fully reimbursed the fund for $8,153 of losses incurred on a transaction not meeting the fund's investment guidelines, which otherwise would have reduced total return by 0.24%.

(e) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2002

Note 1
Significant accounting policies

Putnam Financial Services Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust) which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of U.S. companies in the financials services industries that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC believes have the potential for capital appreciation.

The fund offers class A shares. Class A shares are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002 the fund had no securities on loan.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended February 28, 2002, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At February 28, 2002, the fund had a capital loss carryover of approximately $140,000 available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on February 28, 2010.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals and nontaxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 2002, the fund reclassified $577 to decrease undistributed net investment income and $577 to decrease accumulated net realized losses. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized offering costs The offering costs of $2,000 have been fully amortized on a straight-line basis over a twelve-month period as of February 28, 2002. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, and 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $8.5 billion and 0.37% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2003, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.10% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended February 28, 2002, the fund's expenses were reduced by $3 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. The Trustees have not approved payments pursuant to the plan.

For the year ended February 28, 2002, Putnam Retail Management, acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of shares. For the year ended February 28, 2002, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,332,137 and $3,978,086, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                              Year ended February 28, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    169,425          $1,363,491
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,503              19,701
---------------------------------------------------------------------------
                                               171,928           1,383,192

Shares
repurchased                                   (141,367)         (1,156,027)
---------------------------------------------------------------------------
Net increase                                    30,561          $  227,165
---------------------------------------------------------------------------

                                            For the period January 8, 2001
                                               (commencement of operations)
                                                      to February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     18,325            $150,060
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                18,325             150,060

Shares
repurchased                                        (34)               (279)
---------------------------------------------------------------------------
Net increase                                    18,291            $149,781
---------------------------------------------------------------------------


Note 5
Initial capitalization and offering
of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 8, 2001, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 for class A shares and the issuance of 352,941 shares for class A to Putnam, LLC on January 5, 2001.

At February 28, 2002, Putnam Investments, LLC owned 355,049 shares of the fund, 88.4% of shares outstanding, valued at $2,744,528.

Note 6
Actions by trustees

On March 15, 2002 the trustees approved, in principle, the liquidation of the fund. The liquidation is scheduled to occur in April 2002. Accordingly, these financial statements are required to be prepared on the liquidation basis of accounting, which is a generally accepted accounting practice for enterprises in liquidation. However, the affect of using such a basis is not material to the information reported in these financial statements.


FEDERAL TAX INFORMATION

(Unaudited)

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.



TRUSTEES

Name, Address,1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the University of Chicago Board of
                                   foundation dedicated          Governors for Argonne National
                                   to reducing the threat        Laboratory, the Board of Directors
                                   of weapons of mass            of the Environment and Natural
                                   destruction)                  Resources Program Steering
                                                                 Committee, John F. Kennedy School
                                                                 of Government, Harvard University.
                                                                 Until 2001, Mr. Curtis was a Member
                                                                 of the Department of Defense's Policy
                                                                 Board and Director of EG&G Technical
                                                                 Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company).

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group (a
Trustee since 1997                 Killian Professor of          UK-based holding company with
                                   Economics and                 interests in electric power and
                                   Management and                telecommunications networks), and
                                   Director of the Center        the Whitehead Institute for
                                   for Energy and                Biomedical Research (a non-profit
                                   Environmental Policy          research institution). President of the
                                   Research, Massachusetts       Yale University Council. Prior to
                                   Institute of Technology       March 2000 and September 1998,
                                                                 Dr. Joskow was a Director of New
                                                                 England Electric System (a public
                                                                 utility holding company) and a
                                                                 consultant to National Economic
                                                                 Research Associates, respectively.

Elizabeth T. Kennan                President Emeritus of         Chairman, Cambus-Kenneth
(2/25/38),                         Mount Holyoke College         Bloodstock (a limited liability
Trustee since 1992                                               company involved in thoroughbred
                                                                 horse breeding and farming),
                                                                 Director, Northeast Utilities, and
                                                                 Talbots (a distributor of women's
                                                                 apparel). Trustee of Centre College,
                                                                 Trustee of Notre Dame University,
                                                                 and Member of the Oversight
                                                                 Committee of Folger Shakespeare
                                                                 Library.  Prior to September 2000,
                                                                 June 2000, and November 1999,
                                                                 Dr. Kennan was a Director of
                                                                 Chastain Real Estate, Bell Atlantic,
                                                                 and Kentucky Home Life
                                                                 Insurance, respectively.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              The Liberty Corporation (a company
Trustee since 1997                 (a limited liability          engaged in the broadcasting
                                   company engaged in            industry), and Progress Energy, Inc.
                                   timber and farming)           (a utility company, formerly known
                                                                 as Carolina Power & Light). Prior to
                                                                 October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust).

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 and Norske Canada, Inc. (paper
                                                                 manufacturer). Prior to July 2001
                                                                 and October 1999, Mr. Stephens was
                                                                 Chairman of Mail-Well (printing
                                                                 and envelope company) and
                                                                 MacMillan-Bloedel (forest products
                                                                 company), respectively.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
                                   Investments, LLC,             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)
                                   and New Generation
                                   Advisers, Inc.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Prior to May 2000 and
                                                                 November 1999, Mr. Smith was
                                                                 Chairman and CEO, respectively, of
                                                                 Marsh & McLennan Companies, Inc.
-------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of February 28, 2002, there were
  123 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of
  1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser, and Smith are
  deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of
  Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of
  Putnam Management and Putnam Retail Management. George Putnam, III, is the President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President, Chief Executive Officer, and a Director of
  Putnam Investments, LLC, and Putnam Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of Marsh & McClennan Companies, Inc., the parent company of Putnam
  Management.  A.J.C. Smith is a Director of Marsh & McClennan Companies, Inc.





OFFICERS

Name, Address,1 Date of Birth,
Position(s) Held with Fund         Length of Service             Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 2001                    Managing Director, Putnam Investments,
Executive Vice President,                                        LLC and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 2001                    Senior Vice President, Putnam
(12/1/46),                                                       Investments, LLC and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2001                    Managing Director, Putnam
Assistant Treasurer and                                          Investments, LLC
Principal Accounting
Officer

Gordon H. Silver (7/3/47),         Since 2001                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Ian Ferguson (7/3/57),             Since 2001                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Brett C. Browchuk                  Since 2001                    Managing Director of Putnam Investments,
(2/27/63), Vice President                                        LLC and Putnam Management.

Richard G. Leibovitch              Since 2001                    Managing Director of Putnam Investments,
(10/31/63), Vice President                                       LLC and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 2001                    Managing Director, Putnam Investments,
(8/25/54),                                                       LLC, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 2001                    Senior Vice President, Putnam
(6/11/39),                                                       Investments, LLC and Putnam Management
Vice President

Justin M. Scott (9/16/57),         Since 2001                    Managing Director, Putnam Investments,
Vice President                                                   LLC and Putnam Management

Paul C. Warren (10/6/60),          Since 2001                    Managing Director of Putnam Management.
Vice President                                                   Prior to May 1997, Director, IDS
                                                                 Fund Management.
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Justin M. Scott
Vice President

Paul C. Warren
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Financial Services Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

                                              79265  2UM  4/02